              As filed with the Securities and Exchange Commission.
                                                      '33 Act File No. 333-80481

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 1 [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [ ]

                           NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

   DENNIS W. CLICK, SECRETARY ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)



This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2000 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



================================================================================

                           NATIONWIDE VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information....................................Calculations of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

            Issued by Nationwide Life Insurance Company through its
                           Nationwide Variable Account

                   The date of this prospectus is May 1, 2000.
--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:
o        American Century: Short Term Government - Investor Class
o        American Century: Income & Growth - Advisor Class
o        American Century: Growth - Investor Class
o        American Century: International Growth - Advisor Class
o        American Century: Ultra - Investor Class
o        Dreyfus Appreciation Fund, Inc.
o        Dreyfus Balanced Fund, Inc.
o        Dreyfus Emerging Leaders Fund
o        Dreyfus Premier Third Century Fund, Inc. - Class Z
o        Federated Bond Fund - Class F
o        Federated High Yield Trust*
o        Fidelity Advisor Balanced Fund - Class A
o        Fidelity Advisor Equity Income Fund - Class A
o        Fidelity Advisor Growth Opportunities Fund - Class A
o        Fidelity Advisor High Yield Fund - Class T*
o        Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
o        Franklin Small Cap Growth Fund - Class A
o        INVESCO Dynamics Fund
o        INVESCO Small Company Growth Fund
o        INVESCO Total Return Fund
o        Janus Fund
o        Janus Twenty Fund
o        Janus Worldwide Fund
o        Lazard Small Cap Portfolio - Open Shares
o        Nationwide(R)Bond Fund - Class D
o        Nationwide(R)Fund - Class D
o        Nationwide(R)Growth Fund - Class D
o        Nationwide(R)Intermediate U.S. Government Bond Fund - Class D
o        Nationwide(R)Money Market Fund - Service Class
o        Nationwide S&P 500(R)Index Fund - Service Class
o        Neuberger Berman Genesis Trust
o        Neuberger Berman Guardian Trust
o        Neuberger Berman Partners Trust
o        Oppenheimer Global Fund - Class A
o        Prestige Balanced Fund - Class A
o        Prestige International Fund - Class A
o        Prestige Large Cap Growth Fund - Class A
o        Prestige Large Cap Value Fund - Class A
o        Prestige Small Cap Fund - Class A
o        Strong Common Stock Fund, Inc.
o        Templeton Foreign Fund - Class A

*May invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific benefit information).

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page__.

For general information or to obtain FREE copies of the:
o        Statement of Additional Information;

o prospectus, annual report or semi-annual report for any underlying mutual fund;

o        prospectus for the Guaranteed Term Options; or
o        required Nationwide forms,

call:         1-800-848-6331
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16609
       COLUMBUS, OHIO 43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:
o        A BANK DEPOSIT                      o        FEDERALLY INSURED
o        ENDORSED BY A BANK                  o        AVAILABLE IN EVERY
         OR GOVERNMENT AGENCY                         STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate annuitization payments when the variable annuity payment option is chosen.

CONTRACT VALUE- The total of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An account that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.




SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corrsponds to a single underlying mutual fund.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF CONTRACT EXPENSES.......................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............

EXAMPLE............................................

SYNOPSIS OF THE CONTRACTS..........................

FINANCIAL STATEMENTS...............................

NATIONWIDE LIFE INSURANCE COMPANY..................

NATIONWIDE INVESTMENT SERVICES CORPORATION.........

     Types of Contracts
          Individual Retirement Annuities (IRAs)
          Roth IRAs


INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying
         Mutual Funds
     Guaranteed Term Options

STANDARD CHARGES AND DEDUCTIONS....................
     Mortality and Expense Risk Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS....................................
     CDSC Options
     Reduced Purchase Payment Option
     Death Benefit Options
     Guaranteed Minimum Income Benefit Option

OWNERSHIP RIGHTS...................................
     Contract Owner
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase
         Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)

ASSIGNMENT.........................................

SERVICES...........................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Option ("GMIB")
     Annuity Payment Options

DEATH BENEFITS.....................................

     Death of Contract Owner/Annuitant

     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Individual Retirement Accounts

     Required Distributions for Roth IRAs


FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Individual Retirement Accounts
     Roth IRA Accounts
     Withholding
     Federal Estate, Gift, and Generation
         Skipping Transfer Taxes

     Diversification

     Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

ADVERTISING........................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION...................................

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS..................................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below include both standard expenses and expenses associated with optional benefits that may be elected by the applicant.

The optional benefits listed below may be chosen by applicants provided such options are approved by state insurance authorities. These options must be elected at the time of application and will replace the corresponding standard contract benefits.

If the applicant chooses one or more options, a corresponding reduction or charge (whichever is applicable) will apply to the standard variable account annual expenses of 1.20%. The adjustment is made on a daily basis at the annual rate noted below. Optional benefit charges/reductions will only apply to allocations made to the variable account and are calculated as a percentage of the average variable account value.

CONTRACT OWNER TRANSACTION EXPENSES

Standard Contract Contingent Deferred Sales Charge ("CDSC")
(as a percentage of purchase payments surrendered).........................0%

VARIABLE ACCOUNT ANNUAL EXPENSES(1)
(as a percentage of the daily net assets of the varible account)

Mortality and Expense Risk Charge.......................................1.20%
     Total Variable Account Annual
     Expenses...........................................................1.20%(2)

The standard contract does not include a CDSC. However, if the applicant chooses, a CDSC schedule may be elected in return for a reduction in the standard contract Variable Account Annual Expenses.

CDSC OPTIONS AVAILABLE AT THE TIME OF APPLICATION

7 YEAR CDSC OPTION
Maximum Contingent Deferred Sales Charge ("CDSC")
  (as a percentage of purchase payments surrendered).......................7%

               Range of 7 Year CDSC over time:
     -------------------------------------------------
        Number of Completed
        Years from Date of              CDSC
         Purchase Payment            Percentage
     -------------------------------------------------
                 0                       7%
     -------------------------------------------------
                 1                       7%
     -------------------------------------------------
                 2                       7%
     -------------------------------------------------
                 3                       6%
     -------------------------------------------------
                 4                       5%
     -------------------------------------------------
                 5                       4%
     -------------------------------------------------
                 6                       3%
     -------------------------------------------------
                 7                       2%
     -------------------------------------------------
            Thereafter                   0%
     -------------------------- ----------------------

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

Mortality and Expense Risk Charge
(including the 7 Year CDSC Option)...................................0.95%(1)(3)

5 YEAR CDSC OPTION

Maximum Contingent Deferred Sales Charge ("CDSC")
(as a percentage of purchase payments surrendered)......................7%

               Range of 5 Year CDSC over time:
     -------------------------------------------------
        Number of Completed
        Years from Date of              CDSC
         Purchase Payment            Percentage
     -------------------------------------------------
                 0                       7%
     -------------------------------------------------
                 1                       7%
     -------------------------------------------------
                 2                       7%
     -------------------------------------------------
                 3                       6%
     -------------------------------------------------
                 4                       4%
     -------------------------------------------------
                 5                       2%
     -------------------------------------------------
            Thereafter                   0%
     -------------------------------------------------

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

Mortality and Expense Risk Charge
(including the 5 Year CDSC Option)...................................1.10%(1)(4)

--------------------------------------------------------------------------------

(1) These charges apply only to sub-account allocations. The actual amount of variable account annual expenses assessed to a particular contract will depend on the optional benefits elected, which may increase or decrease variable account annual expenses.

         Variable account annual expenses do not apply to allocations made to the Guaranteed Term Options. The variable account annual expenses are charged on a daily basis at the annual rate determined by the optional benefits elected.

(2) Charges shown include the Standard Contractual Death Benefit that is included in the standard contract (see "Death Benefit Payment").

(3) If the 7 Year CDSC Option is chosen at the time of application, the standard contract variable account annual expenses will be REDUCED by 0.25%, making total variable account annual expenses equal to 0.95% of the daily net assets of the variable account.

(4) If the 5 Year CDSC Option is chosen at the time of application, the standard contract Variable Account Annual Expenses will be REDUCED by 0.10%, making total variable account annual expenses equal to 1.10% of the daily net assets of the variable account.

For additional information on CDSC Options, see "Optional Contract Benefits, Charges and Deductions" in the prospectus.

ADDITIONAL CONTRACT OPTIONS AVAILABLE AT THE TIME OF APPLICATION

Reduced Purchase Payment Option

For an additional 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.

Reduced Purchase Payment Option...........................................0.25%
Total Variable Account Annual
   Expenses (including Reduced
   Purchase Payment Option) ..............................................1.45%

Death Benefit Options

For an additional charge, an applicant may choose one of two optional death benefits instead of the Standard Contractual Death Benefit that is standard to every contract. The optional death benefits are:


Optional Five-Year Reset

Death Benefit.............................................................0.05%
Total Variable Account Annual

   Expenses (including Five-Year Reset
   Death Benefit).........................................................1.25%


Optional One-Year Step Up
Death Benefit.............................................................0.10%
Total Variable Account Annual Expenses (including One-Year Step
   Up Death Benefit)......................................................1.30%

Guaranteed Minimum Income Benefit Option

An applicant may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options").

Guaranteed Minimum Income Benefit
Option 1..................................................................0.45%
Total Variable Account Annual
   Expenses (including Guaranteed
   Minimum Income Benefit Option 1).......................................1.65%

Guaranteed Minimum Income Benefit Option 2................................0.30%
   Total Variable Account Annual Expenses (including Guaranteed
      Minimum Income Benefit Option 2)....................................1.50%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

-----------------------------------------------------------------------------------------------------------------------------
                                                            Management       Other       12b-1     Total Underlying Mutual
                                                               Fees         Expenses      Fees       Fund Annual Expenses
-----------------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth - Advisor Class              0.43%         0.00%        0.50%            0.93%
-----------------------------------------------------------------------------------------------------------------------------
American Century: Growth - Investor Class                      1.00%         0.00%        0.00%            1.00%
-----------------------------------------------------------------------------------------------------------------------------
American Century: International Growth - Advisor Class         1.02%         0.00%        0.50%            1.52%
-----------------------------------------------------------------------------------------------------------------------------
American Century: Short Term Government - Investor Class       0.59%         0.00%        0.00%            0.59%
-----------------------------------------------------------------------------------------------------------------------------
American Century: Ultra - Investor Class                       1.00%         0.00%        0.00%            1.00%
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                                0.28%         0.25%        0.36%            0.89%
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                                    0.60%         0.12%        0.22%            0.94%
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders Fund                                  0.90%         0.23%        0.25%            1.38%
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century Fund, Inc. - Class Z             0.75%         0.10%        0.11%            0.96%
-----------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                                  0.64%         0.45%        0.00%            1.09%
-----------------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                                     0.54%         0.34%        0.00%            0.88%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund - Class A                       0.43%         0.25%        0.25%            0.93%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class A                  0.48%         0.26%        0.25%            0.99%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A           0.43%         0.24%        0.25%            0.92%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                     0.58%         0.21%        0.25%            1.04%
-----------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund Inc. - Mutual Shares Fund:         0.56%         0.21%        0.35%            1.12%
Class A
-----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Growth Fund - Class A                       0.46%         0.23%        0.25%            0.94%
-----------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                          0.52%         0.27%        0.25%            1.04%
-----------------------------------------------------------------------------------------------------------------------------
INVESCO Small Company Growth Fund                              0.72%         0.65%        0.25%            1.62%
-----------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund                                      0.56%         0.23%        0.25%            1.04%
-----------------------------------------------------------------------------------------------------------------------------
Janus Fund                                                     0.65%         0.20%        0.00%            0.85%
-----------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                              0.65%         0.23%        0.00%            0.88%
-----------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                           0.65%         0.24%        0.00%            0.89%
-----------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio - Open Shares                       0.75%         0.09%        0.25%            1.09%
-----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class D                              0.50%         0.33%        0.00%            0.83%
-----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D                                   0.56%         0.17%        0.00%            0.73%
-----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund - Class D                            0.58%         0.22%        0.00%            0.80%
-----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S. Government Bond Fund -         0.50%         0.29%        0.00%            0.79%
Class D
-----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund - Service Class                0.40%         0.09%        0.15%            0.64%
-----------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Service Class               0.13%         0.35%        0.15%            0.63%
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Trust                                 1.12%         0.11%        0.00%            1.23%
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Trust                                0.84%         0.04%        0.00%            0.88%
-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust                                0.85%         0.06%        0.00%            0.91%
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A                              0.69%         0.26%        0.21%            1.16%
-----------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A                               0.75%         0.10%        0.25%            1.10%
-----------------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class A                          0.85%         0.20%        0.25%            1.30%
-----------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class A                       0.80%         0.15%        0.25%            1.20%
-----------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class A                        0.75%         0.15%        0.25%            1.15%
-----------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Class A                              0.95%         0.15%        0.25%            1.35%
-----------------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                 1.00%         0.17%        0.00%            1.17%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                               0.61%         0.27%        0.25%            1.13%
-----------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

---------------------------------------------------------------------------------------------------------------------------
                                                         Management       Other         12b-1       Total Underlying
                                                            Fees         Expenses       Fees   Mutual Fund Annual Expenses
---------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                               0.75%         0.47%         0.00%           1.22%
---------------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                                  0.75%         0.39%         0.00%           1.14%
---------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund Inc. - Mutual Shares Fund:      0.60%         0.21%         0.35%           1.16%
Class A
---------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S. Government Bond Fund -      0.50%         0.31%         0.00%           0.81%
Class D
---------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund - Service Class             0.40%         0.24%         0.15%           0.79%
---------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index Fund - Service Class            0.13%         0.54%         0.15%           0.82%
---------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class A                            0.75%         2.44%         0.25%           3.44%
---------------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class A                       0.85%         1.77%         0.25%           2.87%
---------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class A                    0.80%         0.64%         0.25%           1.69%
---------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class A                     0.75%         0.87%         0.25%           1.87%
---------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Class A                           0.95%         1.04%         0.25%           2.24%
---------------------------------------------------------------------------------------------------------------------------

Nationwide provides the Summary of Contract Expenses and Underlying Mutual Fund Annual Expenses to assist the contract owner in understanding the various costs and expenses that he or she will bear directly or indirectly. Expenses of both the variable account and the underlying mutual funds are set forth in the tables. Premium taxes are not included in the tables, but may apply (see "Premium Taxes").

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects an assumed variable account charge of 2.05%, which is the maximum amount that could be assessed to a contract, and no CDSC.

For those contracts that do not elect the options that correspond to the maximum variable account annual expenses, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.


----------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
----------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
----------------------------------------------------------------------------------------------------------------------------
American Century: Short Term     28     85     145     307      28    85     145     307      *     85     145     307
Government - Investor Class
----------------------------------------------------------------------------------------------------------------------------
American Century: Income &       31     96     162     341      31    96     162     341      *     96     162     341
Growth - Advisor Class
----------------------------------------------------------------------------------------------------------------------------
American Century: Growth -       32     98     166     347      32    98     166     347      *     98     166     347
Investor Class
----------------------------------------------------------------------------------------------------------------------------
American Century:                37     114    192     397      37    114    192     397      *     114    192     397
International Growth -
Advisor Class
----------------------------------------------------------------------------------------------------------------------------
American Century: Ultra -        32     98     166     347      32    98     166     347      *     98     166     347
Investor Class
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,       31     94     160     337      31    94     160     337            94     160     337
Inc.
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.      31     96     163     342      31    96     163     342      *     96     163     342
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Emerging Leaders Fund    36     110    185     384      36    110    185     384      *     110    185     384
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Third Century    32     97     164     344      32    97     164     344      *     97     164     344
Fund, Inc. - Class Z
----------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F    33     101    171     356      33    101    171     356            101    171     356
----------------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust       31     94     160     336      31    94     160     336      *     94     160     336
----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced        31     96     162     341      31    96     162     341      *     96     162     341
Fund - Class A
----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity          32     98     165     346      32    98     165     346      *     98     165     346
Income Fund - Class A
----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth          31     95     162     340      31    95     162     340      *     95     162     340
Opportunities Fund - Class A
----------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield      32     99     168     351      32    99     168     351      *     99     168     351
Fund - Class T
----------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund,     33     102    172     359      33    102    172     359      *     102    172     359
Inc. - Mutual Shares Fund:
Class A
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
----------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
----------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Growth        31     96     163     342      31    96     163     342      *     96     163     342
Fund - Class A
----------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund            32     99     168     351      32    99     168     351      *     99     168     351
----------------------------------------------------------------------------------------------------------------------------
INVESCO Small Company Growth     39     117    197     406      39    117    197     406      *     117    197     406
Fund
----------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund        32     99     168     351      32    99     168     351      *     99     168     351
----------------------------------------------------------------------------------------------------------------------------
Janus Fund                       30     93     158     333      30    93     158     333      *     93     158     333
----------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                31     94     160     336      31    94     160     336      *     94     160     336
----------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund             31     94     160     337      31    94     160     337      *     94     160     337
----------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Portfolio -     33    101     171     356      33    101    171     356      *    101     171     356
Open Shares
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund -        30     93     157     331      30    93     157     331      *     93     157     331
Class D
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D     29     89     152     321      29    89     152     321      *     89     152     321
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund -      30     92     156     328      30    92     156     328      *     92     156     328
Class D
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S.  30     91     155     327      30    91     155     327      *     91     155     327
Government Bond Fund - Class D
----------------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund  28     87     148     312      28    87     148     312      *     87     148     312
- Service Class
----------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R) Index      28     86     147     311      28    86     147     311      *     86     147     311
Fund - Service Class
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Trust   34    105     178     370      34    105    178     370      *     105    178     370
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian        31     94     160     336      31    94     160     336      *     94     160     336
Trust
----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners        31     95     161     339      31    95     161     339      *     95     161     339
Trust
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -        34     103    174     363      34    103    174     363      *     103    174     363
Class A
----------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -         33     101    171     357      33    101    171     357      *     101    171     357
Class A
----------------------------------------------------------------------------------------------------------------------------
Prestige International Fund -    35     107    181     376      35    107    181     376      *     101    181     376
Class A
----------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth        34     104    176     367      34    104    176     367      *     104    176     367
Fund - Class A
----------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund    34     102    174     362      34    102    174     362      *     102    174     362
- Class A
----------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -        36     109    184     381      36    109    184     381      *     109    184     381
Class A
----------------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.   34     103    175     364      34    103    175     364      *     103    175     364
----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -         33     102    173     360      33    102    173     360      *     102    173     360
Class A
----------------------------------------------------------------------------------------------------------------------------

* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual deferred variable annuity contracts, which can be categorized as:


o Individual Retirement Annuities with contributions rolled over or transferred from certain tax-qualified plans;* and
o        Roth IRAs;


*Contributions are not required to be rolled-over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks.

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract, unless the contract owner has elected one of two optional Contingent Deferred Sales Charge ("CDSC") schedules in exchange for a reduction of variable account charges. If the contract owner has elected one of the CDSC options, Nationwide will REDUCE the variable account annual expenses by either 0.25% for the 7 Year CDSC Option, or 0.10% for the 5 Year CDSC Option.

If the contract owner has elected the Reduced Purchase Payment Option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for the reduction, Nationwide will deduct an additional charge equal to an annual rate of 0.25% of the daily net assets of the variable account.


Two optional death benefits are available under the contract. Nationwide will deduct either a charge equal to an annual rate of 0.05% of the daily net assets of the variable account if the Five-Year Reset Death Benefit is elected, or 0.10% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected.


Two Guaranteed Minimum Income Benefit options are available under the contract. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge equal to an annual rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit").

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by state law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


TYPES OF CONTRACTS

The following is a general description of the types of annuity contracts, and is intended to provide only general information of the various types of contracts; it is not intended to be comprehensive. The eligibility requirements, tax benefits, limitations, and other features of these contracts differ one from the other.


INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:


o        the contract is not transferable by the owner;

o        the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o        the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

o        the contract is not transferable by the owner;

o        the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o        the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The Nationwide Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 (1940 Act), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other variable accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of underlying mutual funds for shares already purchased or to be purchased in the future if either of the following occurs:

  1) shares of a current underlying mutual fund are no longer available for investment; or

  2)     further investment in an underlying mutual fund is inappropriate.


No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.


GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7), or ten (10) years. The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

STANDARD CHARGES AND DEDUCTIONS

The maximum commissions payable on the sale of a contract described in this prospectus is 6% of purchase payments.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a mortality and expense risk charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.20% of the daily net assets of the variable account.

The mortality risk charge portion (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits for which there are separate charges.

The expense risk charge portion (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the mortality and expense risk charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)      the time the contract is surrendered;
(2)      annuitization; or
(3)      such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

CDSC OPTIONS

No Contingent Deferred Sales Charge is deducted from purchase payments when amounts are deposited into, or withdrawn from, the contract, if the contract owner has a standard contract.

HOWEVER, IF THE CONTRACT OWNER HAS CHOSEN A CDSC OPTION, NATIONWIDE WILL REDUCE VARIABLE ACCOUNT ANNUAL EXPENSES. In exchange for the reduction, Nationwide may assess a CDSC upon surrender of purchase payments from the contract. For either option, the CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is used to cover sales expenses, including production of sales material and other promotional expenses. The maximum commission payable on the sale of this product is 6.0% of purchase payments made to the contract.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the table corresponding to the option chosen) by the amount of purchase payments surrendered. For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes.

7 Year CDSC Option

In exchange for a REDUCTION equal to an annual rate of 0.25% of the daily net assets of the variable account, a contract owner can elect, at the time of application, to have a 7 Year CDSC schedule applied to surrenders from his or her contract. The 7 Year CDSC schedule is as follows:

                   7 Year CDSC Schedule
     -------------------------------------------------
        Number of Completed
        Years from Date of              CDSC
         Purchase Payment            Percentage
     -------------------------------------------------
                 0                       7%
     -------------------------------------------------
                 1                       7%
     -------------------------------------------------
                 2                       7%
     -------------------------------------------------
                 3                       6%
     -------------------------------------------------
                 4                       5%
     -------------------------------------------------
                 5                       4%
     -------------------------------------------------
                 6                       3%
     -------------------------------------------------
                 7                       2%
     -------------------------------------------------
            Thereafter                   0%
     -------------------------------------------------

5 Year CDSC Option

In exchange for a REDUCTION equal to an annual rate of 0.10% of the daily net assets of the variable account, a contract owner can elect, at the time of application to have a 5 Year CDSC schedule applied to surrenders from his or her contract. The 5 Year CDSC schedule is as follows:

                   5 Year CDSC Schedule
     -------------------------------------------------
        Number of Completed
        Years from Date of              CDSC
         Purchase Payment            Percentage
     -------------------------------------------------
                 0                       7%
     -------------------------------------------------
                 1                       7%
     -------------------------------------------------
                 2                       7%
     -------------------------------------------------
                 3                       6%
     -------------------------------------------------
                 4                       4%
     -------------------------------------------------
                 5                       2%
     -------------------------------------------------
            Thereafter                   0%
     -------------------------------------------------

Waiver of Contingent Deferred Sales Charge Under Either CDSC Option

Each contract year, the contract owner may withdraw without a CDSC the greater of:

  1)     the lesser of:

         a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

         b)       10% of the contract value; or

  2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

  (1) upon the annuitization of contracts which have been in force for at least two years;

  (2)    upon payment of a death benefit; or

  (3) from any values which have been held in a contract for at least 5 or 7 years, depending on the CDSC option elected.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options and the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner has chosen the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annual rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.

The contract owner may elect to terminate this rider if, throughout a period of at least two years and continuing until such election:

  (1) the total of all purchase payments, less surrenders and withdrawals, is maintained at $25,000 or more; and

  (2) during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this rider will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

DEATH BENEFIT OPTIONS


If the contract owner has chosen an optional death benefit, Nationwide will deduct an additional charge equal to an annual rate of either 0.05% for the Five-Year Reset Death Benefit or 0.10% for the One-Year Step Up Death Benefit of the daily net assets of the variable account. Nationwide may lower either of these charges at any time without notification. Further information about these benefits can be found in the "Death Benefit Payment" provision. The following death benefits may not be available in all states.

Five-Year Reset Death Benefit


If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

  1)     the contract value;

  2) the total of all purchase payments, less an adjustment for amounts surrendered; or

  3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

  1)     the contract value;

  2) the total of all purchase payments, less an adjustment for amounts surrendered; or

  3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

GUARANTEED MINIMUM INCOME BENEFIT OPTION

The contract owner may, at the time of application, purchase one of two Guaranteed Minimum Income Benefit options. If elected, Nationwide will deduct an additional charge of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Upon annuitization of the contract, any amounts assessed for any rider options will be waived and only those charges applicable to the base contract will be assessed.

OWNERSHIP RIGHTS

CONTRACT OWNER

The contract owner and the annuitant must be the same person for contracts described in this prospectus. The contract owner has all rights under the contract.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

BENEFICIARY AND CONTINGENT BENEFICIARY

The contract owner may request a change in the beneficiary or contingent beneficiary before the annuitization date. These changes must be:

  o      on a Nationwide form;

  o      signed by the contract owner; and

  o      received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests.

The beneficiary(ies) is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date. The annuitant can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) survives the annuitant, the contingent beneficiary(ies) will receive the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the annuitant's estate will receive the death benefit.

Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time the request was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

The minimum initial purchase payment to a contract is $15,000. Subsequent purchase payments must be at least $1,000.

If the contract owner has elected the Reduced Purchase Payment Option, the minimum initial and subsequent purchase payments will be reduced accordingly.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under Nationwide contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchanged is closed or on the following nationally recognized holidays:

o        New Year's Day            o        Independence Day
o        Martin Luther King, Jr.   o        Labor Day
         Day
o        Presidents' Day           o        Thanksgiving
o        Good Friday               o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

  (1)    trading on the New York Stock Exchange is restricted;

  (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

  (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the annuitant will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

  1)     the value of amounts allocated to the sub-accounts; and

  2)     amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts and amounts from the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

  (a)    is:

         (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

         (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

  (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

  (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.05% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

  1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

  2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

  3)     subtracting charges deducted in accordance with the contract.

TRANSFERS

Contract owners can transfer allocations without penalty or adjustment subject to the following conditions:

  o      Transfers among the sub-accounts are limited to 12 times per year.

  o Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

  o After annuitization, transfers may only be made on an anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfer Requests

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determines to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contracts owner, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will return purchase payments paid. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of the contract value before the earlier of the annuitization date or his or her death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless otherwise instructed by the contract owner.

A CDSC may apply if the contract owner elected a CDSC option. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to a subsequent CDSC. The contract owner may take the CDSC from either:

  a)     the amount requested; or

  b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account annual expenses, interest earned under Guaranteed Term Options (if applicable), underlying mutual fund charges and the investment performance of the underlying mutual funds. If the contract owner elected a CDSC option, a CDSC may apply.

ASSIGNMENT

Contract rights may not be assigned.

SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the

Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows the contract owner to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.

Contract owners direct Nationwide to automatically transfer specified amounts from the Nationwide(R) Money Market Fund - Service Class to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options. Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide does not guarantee that this program will result in a profit or protect contract owners from a loss.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options. If the contract owner elected a CDSC option, a CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner elected a CDSC option and takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

  1)     the lesser of:

         a) 10% of all purchase payments made to the contract, reduced by any withdrawals; or

         b)       10% of the contract value;

  2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

  3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  -----------------------------------------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  -----------------------------------------------------
         Under age 59 1/2                 5%
  -----------------------------------------------------
     Age 59 1/2 through age 61            7%
  -----------------------------------------------------
     Age 62 through age 64                8%
  -----------------------------------------------------
     Age 65 through age 74               10%
  -----------------------------------------------------
        Age 75 and over                  13%
  -----------------------------------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "CDSC Options - Waiver of Contingent Deferred Sales Charge Under Either CDSC Option" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The contract must be in effect at least 2 years before annuitization may begin.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Before the annuitization date, the contract owner must choose:

  (1)    an annuity payment option; and

  (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary depending on the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:

  1)     deducting applicable premium taxes from the total contract value; then

  2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
                     A VARIABLE PAYMENT ANNUITY MAY NOT BE
                     ELECTED WHEN EXERCISING THE GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:

  1)     deducting applicable premium taxes from the total contract value; then

  2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment depending on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are made based on the annuity payment option selected, unless:

  o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

  o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The

GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) minus (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

(b) is the reductions to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

  (1)    the application of additional purchase payments;

  (2)    surrender; or

  (3)    transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculation the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2


The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. If the contract owner elects to annuitize the contract using this GMIB option, prior to the first contract anniversary the Guaranteed Annuitization Value will be equal to the amount of purchase payments made, less an adjustment for amounts surrendered.


GMIB Illustrations

The following charts illustrate the amount of income that will be provided to the annuitant if the contract is annuitized at the 7th, 10th, or 15th contract anniversary date, using the GMIB.

The illustrations assume the following:

  o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

  o      The contract is issued to a MALE at age 55, 65, or 70; and

  o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                  7 Years in Accumulation
           $140,710.04 for GMIB at Annuitization
-----------------------------------------------------------
 Male Age at    Male Age at    GMIB Purchase     Monthly
    Issue      Annuitization       Rate*          GMIB
-----------------------------------------------------------
     55             62             $4.72         $664.15
-----------------------------------------------------------
     65             72             $5.96         $838.63
-----------------------------------------------------------
     70             77             $5.79         $955.42
-----------------------------------------------------------

                  10 Years in Accumulation
           $162,889.46 for GMIB at Annuitization
-----------------------------------------------------------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
-----------------------------------------------------------
     55             65             $5.03       $  819.33
-----------------------------------------------------------
     65             75             $6.44       $1,049.01
-----------------------------------------------------------
     70             80             $7.32       $1,192.35
-----------------------------------------------------------

                  15 Years in Accumulation
           $200,000.00 for GMIB at Annuitization
-----------------------------------------------------------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
-----------------------------------------------------------
     55              70           $5.66        $1,132.00
-----------------------------------------------------------
     65              80           $7.32        $1,464.00
-----------------------------------------------------------
     70              85           $8.18        $1,636.00
-----------------------------------------------------------

*  Guaranteed Monthly Benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations that occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

  (1)    after the contract has been in effect for seven years; and

  (2)    the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

  o      Life Annuity;

  o      Joint and Last Survivor Annuity; and

  o      Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                           **PLEASE READ CAREFULLY**

  o      The GMIB must be elected at the time of application;

  o The annuitant must be age 82 or younger at the time the contract is issued; and

  o The GMIB is irrevocable and will remain for as long as the contract remains in force.


--------------------------------------------------------------------------------

       IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB OPTION

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

  o A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

  o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

  o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

  o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

  o      GMIB may not be approved in all states.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

         The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

DEATH BENEFITS

DEATH OF CONTRACT OWNER/ANNUITANT

Because the contract owner and the annuitant must be the same person, if the contract owner/annuitant dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

  1)     in a lump sum;

  2)     as an annuity; or

  3)     in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Standard Contractual Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

  1)     proper proof of the annuitant's death;

  2)     an election specifying the distribution method; and

  3)     any state required form(s).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

  1)     the contract value; or

  2) the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


Five-Year Reset Death Benefit


If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

  1)     the contract value;

  2) the total of all purchase payments, less an adjustment for amounts surrendered; or

  3) the contract value as of the most recent five-year contract anniversary occurring before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

  1)     the contract value;

  2) the total of all purchase payments, less an adjustment for amounts surrendered; or

  3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS


INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:


  a) the contract owner's life or the life of his or her spouse or designated beneficiary; or

  b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.


If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs unless:


  a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:


         1) treat the contracts as an Individual Retirement Annuity established for his or her benefit; or


         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

  b) The contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.


Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, or Individual Retirement Account of the contract owner.


If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the account as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The contract owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.


REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

  a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

         1) treat the contract as a Roth IRA established for his or her benefit; or

         2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

  b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o        the type of contract purchased;

o        the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.


If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.


The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:


o        Individual Retirement Annuities; and


o        Roth IRAs.

This discussion is not intended to serve as tax advice. Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.


Individual Retirement Annuities


Distributions from Individual Retirement Annuities, are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:


o        made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o        used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o        it is made on or after the date on which the contract owner attains age
         59 1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o        it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o        made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o        for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

  1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

  2)     provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

  1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

  2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

  o      a transfer of the contract from one contract owner to another; or

  o      a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

  a) an individual who is two or more generations younger than the contract owner; or

  b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o        the failure to diversify was accidental;

o        the failure is corrected; and

o        a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o        statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the Nationwide(R) Money Market Fund - Service Class. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Nationwide(R) Money Market Fund - Service Class' units. Yield is an annualized figure, which means that it is assumed that the Nationwide(R) Money Market Fund - Service Class generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

  o      precious metals;
  o      real estate;
  o      stocks and bonds;
  o      closed-end funds;
  o      bank money market deposit accounts and passbook savings;
  o      CDs; and
  o      the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

  o      S&P 500;
  o      Shearson/Lehman Intermediate Government/Corporate Bond Index;
  o      Shearson/Lehman Long-Term Government/Corporate Bond Index;
  o      Donoghue Money Fund Average;
  o      U.S. Treasury Note Index;
  o      Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
  o      Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

  o      Lipper Analytical Services, Inc.;
  o      CDA/Wiesenberger;
  o      Morningstar;
  o      Donoghue's;
  o      magazines such as:
         *        Money;
         *        Forbes;
         *        Kiplinger's Personal Finance Magazine;
         *        Financial World;
         *        Consumer Reports;
         *        Business Week;
         *        Time;
         *        Newsweek;
         *        National Underwriter; and
         *        News and World Report;
  o      LIMRA;
  o      Value;
  o      Best's Agent Guide;
  o      Western Annuity Guide;
  o      Comparative Annuity Reports;
  o      Wall Street Journal;
  o      Barron's;
  o      Investor's Daily;
  o      Standard & Poor's Outlook; and

  o      Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the maximum charges that could be assessed to a contract (2.05%). It does not take into consideration premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges) had they been available in the variable account for one of the periods. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY: SHORT-TERM GOVERNMENT - INVESTOR CLASS

Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INCOME & GROWTH - ADVISOR CLASS

Investment Objective: Seeks dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: GROWTH - INVESTOR CLASS

Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the Fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INTERNATIONAL GROWTH - ADVISOR CLASS

Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The Fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: ULTRA - INVESTOR CLASS

Investment Objective: The investment objective of the Fund is to seek capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. American Century Investment Management, Inc. serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.

Investment Objective: To provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objective by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS BALANCED FUND, INC.

Investment Objective: To provide long-term capital growth and current income, consistent with reasonable investment risk. The Fund is managed as a balanced fund and invests in equity and debt securities, the proportion of which will vary from time to time in accordance the fund manager's assessment of economic conditions and investment opportunities. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS EMERGING LEADERS FUND

Investment Objective: Capital growth by investing in companies Dreyfus believes to be emerging leaders: small companies characterized by new or innovative products, services, or processes having the potential to enhance earnings growth. The Fund invests at least 65% of total assets in companies with total market values of less than $1.5 billion at the time of purchase. The Fund's investments may include common stocks, preferred stocks and convertible securities. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER THIRD CENTURY FUND, INC. - CLASS Z

Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F

Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objective. Federated Investment Management Company serves as the Fund's investment adviser.

FEDERATED HIGH YIELD TRUST

Investment Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Such securities are expected to be lower-rated corporate debt obligations commonly referred to as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities. The Trust's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Federated Investment Management Company serves as the Fund's investment adviser.

FIDELITY ADVISOR BALANCED FUND - CLASS A

Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS A

Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

Investment Objective: Pursues capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T

Investment Objective: A bond Fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS A

Investment Objective: Seeks capital appreciation, which may occasionally be short-term. Income is a secondary objective. The Fund seeks to meet its objectives by primarily investing in common stock, preferred stock and corporate debt securities which may be convertible into common stock. Franklin Mutual serves as the Fund's investment adviser.

FRANKLIN SMALL CAP GROWTH FUND - CLASS A

Investment Objective: Long-term capital growth by investing primarily in equity securities of small capitalization growth companies, which have market cap values of less than $1.5 billion. Franklin Advisers, Inc. serves as the Fund's investment adviser.

INVESCO DYNAMICS FUND

Investment Objective: To seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Trust Company serves as the Fund's sub-adviser.

INVESCO SMALL COMPANY GROWTH FUND

Investment Objective: To seek long-term capital growth. The Fund invests primarily in equity securities of small-capitalization U.S. companies traded "over-the-counter." INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND

Investment Objective: To seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.

JANUS FUND

Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally this Fund emphasizes issuers with larger market capitalizations. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS TWENTY FUND

Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest bearing securities. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS WORLDWIDE FUND

Investment Objective: To seek long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the Fund's investment adviser.

LAZARD SMALL CAP PORTFOLIO - OPEN SHARES

Investment Objective: To seek capital appreciation through investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the investment adviser to be inexpensively priced relative to the return on total capital or equity. Lazard Asset Management serves as the Fund's investment adviser.

NATIONWIDE(R) BOND FUND - CLASS D

Investment Objective: Seeks as high a level of income as is consistent with preservation of capital. The Fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be intermediate, which is defined as being between six and ten years. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE(R) FUND - CLASS D

Investment Objective: Seeks total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE(R) GROWTH FUND - CLASS D

Investment Objective: Seeks long-term capital appreciation. The Fund invests primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE(R) INTERMEDIATE U.S. GOVERNMENT BOND FUND - CLASS D

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital. The Fund invests in securities of the U.S. Government and its agencies and instrumentalities. The average duration of the Fund will be between three and a half and six years. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND - SERVICE CLASS

Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Villanova Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Financial Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND - SERVICE CLASS

Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Nationwide Advisory Services, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

NEUBERGER BERMAN GENESIS TRUST

Investment Objective: Seeks capital appreciation by investing primarily in stocks of companies with small market capitalizations (usually up to $1.5 billion). The portfolio manager seeks to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices. Neuberger Berman Management Incorporated serves as the Fund's investment adviser

NEUBERGER BERMAN GUARDIAN TRUST

Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN PARTNERS TRUST

Investment Objective: Seeks capital growth. The Fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A

Investment Objective: Seeks capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the Fund's invested assets will be invested in securities for liquidity purposes. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS A

Investment Objective: To provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - CLASS A

Investment Objective: Capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH FUND - CLASS A

Investment Objective: Long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - CLASS A

Investment Objective: To maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

PRESTIGE SMALL CAP FUND - CLASS A

Investment Objective: Long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Villanova Mutual Fund Capital Trust serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

STRONG COMMON STOCK FUND, INC.

Investment Objective: To seek capital growth by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment adviser, possess the potential for price appreciation. Strong Capital Management, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2000

                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                     THROUGH ITS NATIONWIDE VARIABLE ACCOUNT

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2000. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                                          PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................2
Underwriters................................................................2
Advertising.................................................................2
Annuity Payments............................................................3
Financial Statements........................................................4

GENERAL INFORMATION AND HISTORY

Nationwide Variable Account ("variable account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $120 billion as of December 31, 1999.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each annuitant and the number and type of contract issued to each such annuitant and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, Two Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. During the fiscal years ended December 31, 1999, 1998 and 1997 no underwriting commissions were paid by Nationwide to NISC.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the Nationwide(R) Money Market Fund - Service Class, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from annuitant accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The Nationwide(R) Money Market Fund - Service Class' effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Nationwide(R) Money Market Fund - Service Class.

The Nationwide(R) Money Market Fund - Service Class' yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the Nationwide(R) Money Market Fund - Service Class determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Nationwide(R) Money Market Fund - Service Class' Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that an annuitant's investment in the Nationwide(R) Money Market Fund - Service Class is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total reflects the deduction of variable account charges of 2.05% (which includes the Reduced Purchase Payment Option, One-Year Step Up Death Benefit, and GMIB Option).

No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. An annuitant's account when redeemed may be more or less than original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                           Independent Auditors Report
                           ---------------------------

The Board of Directors of Nationwide Life Insurance Company and
    Contract Owners of Nationwide Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, the Account) as of December 31, 1999, and the related statements of operations and changes in contract owners equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Accounts management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP
Columbus, Ohio
February 18, 2000

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               December 31, 1999

ASSETS:
   Investments at market value:

        American Century: Benham Short-Term Government Fund (ACBenSTGvt)
            220,320 shares (cost $2,082,934) .........................................$ 2,031,355

        American Century: Income & Growth Fund (ACIncGro)
            322,498 shares (cost $9,276,159) ......................................... 10,981,053

        American Century: Twentieth Century Growth Fund (ACTCGro)
            566,913 shares (cost $14,294,132) ........................................ 18,299,951

        American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
            134,208 shares (cost $1,416,537) .........................................  2,009,092

        American Century: Twentieth Century Ultra Fund (ACTCUltra)
            651,457 shares (cost $20,987,488) ........................................ 29,823,713

        Delaware Group Delchester High-Yield Bond Fund, Inc. -
        Delchester Fund Institutional Class (DeHYBd)
            220,882 shares (cost $1,356,266) .........................................  1,130,915

        Dreyfus A Bonds Plus, Inc. (DryABds)
            144,237 shares (cost $2,063,566) .........................................  1,932,781

        Dreyfus Appreciation Fund, Inc. (DryApp)
            47,141 shares (cost $2,016,065) ..........................................  2,155,770

        Dreyfus Balanced Fund, Inc. (DryBal)
            21,988 shares (cost $357,585) ............................................    347,190

        Dreyfus S&P 500 Index Fund (Dry500Ix)
            554,953 shares (cost $19,537,791) ........................................ 23,813,040

        The Dreyfus Third Century Fund, Inc. (Dry3dCen)
            135,008 shares (cost $1,689,367) .........................................  1,964,361

        Evergreen Income and Growth Fund - Class Y (EvIncGro)
            63,364 shares (cost $1,354,222) ..........................................  1,418,087

        Federated High Yield Trust (FedHiYld)
            60,295 shares (cost $530,333) ............................................    498,039

        Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F
            (FedBdFd) 171,757 shares (cost $1,670,670) ...............................  1,549,246

        Fidelity Advisor Balanced Fund - Class T (FABal)
            72,905 shares (cost $1,364,625) ..........................................  1,330,516

        Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
            78,424 shares (cost $2,114,044) ..........................................  2,045,289

        Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
            199,987 shares (cost $9,020,612) .........................................  9,331,386


        Fidelity Advisor High Yield Fund - Class T (FAHiYld)
            258,869 shares (cost $3,155,462) .......................................  $ 2,943,338

        Fidelity Asset Manager(TM) (FidAsMgr)
            304,964 shares (cost $5,374,309) .......................................    5,605,247

        Fidelity Capital & Income Fund (FidCapInc)
            104,874 shares (cost $987,905) .........................................      974,281

        Fidelity Equity-Income Fund (FidEqInc)
            301,699 shares (cost $13,779,479) ......................................   16,134,874

        Fidelity Magellan(R) Fund (FidMgln)
            284,272 shares (cost $29,737,067) ......................................   38,840,103

        Fidelity Puritan(R) Fund (FidPurtn)
            773,684 shares (cost $14,537,156) ......................................   14,723,211

        Fidelity VIP - High Income Portfolio (FidVIPHI)
            9,418 shares (cost $109,105) ...........................................      106,512

        Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class I (FranMutSer)
            14,260 shares (cost $298,039) ..........................................      290,626

        INVESCO Dynamics Fund, Inc. (InvDynam)
            136,971 shares (cost $2,804,087) .......................................    3,542,081

        Janus Fund (JanFund)
            394,296 shares (cost $13,953,091) ......................................   17,368,748

        Janus Twenty Fund (Jan20Fd)
            628,329 shares (cost $33,888,409) ......................................   52,421,524

        Janus Worldwide Fund (JanWrldwde)
            249,016 shares (cost $12,020,545) ......................................   19,032,313

        Lazard Small Cap Portfolio - Open Shares (LazSmCap)
            11,020 shares (cost $188,153) ..........................................      181,948

        MFS - World Governments Fund - Class A (MFSWdGvt)
            53,856 shares (cost $576,880) ..........................................      506,786

        Nationwide(R) Bond Fund - Class D (NWBdFd)
            176,603 shares (cost $1,667,041) .......................................    1,575,299

        Nationwide(R) Fund - Class D (NWFund)
            285,936 shares (cost $8,546,699) .......................................    8,578,089

        Nationwide(R) Growth Fund - Class D (NWGroFd)
            204,855 shares (cost $3,199,103) .......................................    3,568,578

        Nationwide(R) S&P 500 Index Fund - Class R (NWIndxFdR)
            16,472 shares (cost $189,713) ..........................................      210,844

        Nationwide(R) Money Market Fund (NWMyMkt)
            14,322,801 shares (cost $14,322,801) ...................................   14,322,801

        Nationwide(R) Intermediate U.S. Government Bond Fund - Class D(NWUSGvt)
            45,286 shares (cost $460,063) ..........................................      439,722

        Neuberger & Berman Genesis Trust (NBGenesTr)
            32,117 shares (cost $641,458) ..........................................      675,749

        Neuberger & Berman Guardian Trust (NBGuardTr)
            377,257 shares (cost $8,986,571) .......................................    6,979,255


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

        Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
            153,772 shares (cost $1,499,320) ......................................  $  1,450,073

        Neuberger & Berman Partners Fund (NBPartFd)
            344,061 shares (cost $9,261,625) ......................................     8,257,474

        Oppenheimer Global Fund - Class A (OppGlob)
            190,157 shares (cost $8,682,529) ......................................    11,894,310

        Phoenix Balanced Fund Series - Class A (PhxBalFd)
            60,096 shares (cost $1,006,346) .......................................     1,060,693

        Prestige Balanced Fund - Class A (PrBal)
            342 shares (cost $3,745) ..............................................         3,841

        Prestige International Fund - Class A (PrInt)
            4,153 shares (cost $48,885) ...........................................        52,290

        Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
            1,279 shares (cost $16,998) ...........................................        19,700

        Prestige Large Cap Value Fund - Class A (PrLgCpVal)
            105 shares (cost $1,104) ..............................................         1,046

        Prestige Small Cap Fund - Class A (PrSmCap)
            7,732 shares (cost $88,891) ...........................................        98,664

        Strong Common Stock Fund, Inc. (StComStk)
            39,803 shares (cost $942,721) .........................................     1,003,424

        Strong Total Return Fund, Inc. (StTotRet)
            103,813 shares (cost $3,608,348) ......................................     4,889,592

        Templeton Foreign Fund - Class I (TemForFd)
            522,700 shares (cost $5,198,492) ......................................     5,864,693

        Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
            119,711 shares (cost $4,603,033) ......................................     5,968,809

        Warburg Pincus Global Fixed - Income Fund - Common Shares (WPGlFxInc)
            5,731 shares (cost $60,232) ...........................................        57,133
                                                                                      -----------

                Total investments .................................................   360,305,455

Accounts receivable ...............................................................         1,397
                                                                                      -----------

                Total assets ......................................................   360,306,852

Accounts payable ..................................................................        31,070
                                                                                      -----------
Contract owners' equity (note 4) ..................................................  $360,275,782
                                                                                      ===========

See accompanying notes to financial statements.

================================================================================

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31,1999 AND 1998

                                                                    Total                           ACBenSTGvt
                                                      ------------------------------        --------------------------
                                                           1999              1998             1999              1998
                                                      -------------      -----------        ---------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   3,745,866        3,196,414          151,561          162,608
  Mortality, expense and administration
     charges (note 2) .............................      (3,667,684)      (2,533,959)         (37,774)         (40,633)
                                                      -------------      -----------        ---------        ---------
     Net investment activity ......................          78,182          662,455          113,787          121,975
                                                      -------------      -----------        ---------        ---------

  Proceeds from mutual fund shares sold ...........      65,558,218       56,416,999        1,382,393          723,023
  Cost of mutual fund shares sold .................     (55,831,639)     (48,174,169)      (1,416,408)        (721,176)
                                                      -------------      -----------        ---------        ---------
     Realized gain (loss) on investments ..........       9,726,579        8,242,830          (34,015)           1,847
  Change in unrealized gain (loss) on investments .      37,877,938       14,063,893          (64,989)          17,698
                                                      -------------      -----------        ---------        ---------
     Net gain (loss) on investments ...............      47,604,517       22,306,723          (99,004)          19,545
                                                      -------------      -----------        ---------        ---------
  Reinvested capital gains ........................      20,213,428       11,574,852                -                -
                                                      -------------      -----------        ---------        ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      67,896,127       34,544,030           14,783          141,520
                                                      -------------      -----------        ---------        ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      89,714,200       53,270,516          167,093          668,275
  Transfers between funds .........................               -                -          (97,603)           7,071
  Redemptions .....................................     (23,847,262)     (23,621,452)      (1,053,119)        (835,080)
  Annuity benefits ................................         (26,949)         (27,891)            (940)            (952)
  Annual contract maintenance charge (note 2) .....        (261,269)        (169,891)          (1,463)          (1,748)
  Contingent deferred sales charges (note 2) ......        (391,816)        (324,873)         (34,837)          (1,752)
  Adjustments to maintain reserves ................         (33,202)             788             (448)             290
                                                      -------------      -----------        ---------        ---------
       Net equity transactions ....................      65,153,702       29,127,197       (1,021,317)        (163,896)
                                                      -------------      -----------        ---------        ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     133,049,829       63,671,227       (1,006,534)         (22,376)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     227,225,953      163,554,726        3,037,422        3,059,798
                                                      -------------      -----------        ---------        ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 360,275,782      227,225,953        2,030,888        3,037,422
                                                      =============      ===========        =========        =========

                                                                   ACIncGro                         ACTCGro
                                                        ---------------------------       ---------------------------
                                                            1999             1998            1999             1998
                                                        ----------        ---------       ----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    99,016           64,541                -                -
  Mortality, expense and administration
     charges (note 2) .............................       (116,439)         (61,634)        (198,570)        (152,386)
                                                        ----------        ---------       ----------       ----------
     Net investment activity ......................        (17,423)           2,907         (198,570)        (152,386)
                                                        ----------        ---------       ----------       ----------

  Proceeds from mutual fund shares sold ...........      1,896,243        2,702,912        2,520,566        1,724,411
  Cost of mutual fund shares sold .................     (1,646,395)      (2,527,718)      (1,546,812)      (1,226,965)
                                                        ----------        ---------       ----------       ----------
     Realized gain (loss) on investments ..........        249,848          175,194          973,754          497,446
  Change in unrealized gain (loss) on investments .      1,166,622          627,403        1,707,076          968,585
                                                        ----------        ---------       ----------       ----------
     Net gain (loss) on investments ...............      1,416,470          802,597        2,680,830        1,466,031
                                                        ----------        ---------       ----------       ----------
  Reinvested capital gains ........................         18,019          275,147        2,063,722        2,228,156
                                                        ----------        ---------       ----------       ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      1,417,066        1,080,651        4,545,982        3,541,801
                                                        ----------        ---------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      2,978,474        2,774,469        1,590,054          646,577
  Transfers between funds .........................        (53,752)       1,481,828          189,443         (134,689)
  Redemptions .....................................       (351,090)        (220,883)      (1,465,483)      (1,058,730)
  Annuity benefits ................................              -                -          (15,993)         (12,964)
  Annual contract maintenance charge (note 2) .....         (7,497)          (2,588)         (15,697)         (14,839)
  Contingent deferred sales charges (note 2) ......         (5,905)          (5,005)          (9,269)          (6,993)
  Adjustments to maintain reserves ................             76             (981)           4,665            3,397
                                                        ----------        ---------       ----------       ----------
       Net equity transactions ....................      2,560,306        4,026,840          277,720         (578,241)
                                                        ----------        ---------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      3,977,372        5,107,491        4,823,702        2,963,560
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      7,003,742        1,896,251       13,480,704       10,517,144
                                                        ----------        ---------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $10,981,114        7,003,742       18,304,406       13,480,704
                                                        ==========        =========       ==========       ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                ACTCIntlGr                   ACTCUltra
                                                      --------------------------     -------------------------
                                                          1999             1998         1999            1998
                                                      -----------        -------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $       792          1,491              -              -
  Mortality, expense and administration
     charges (note 2) .............................       (16,275)       (10,515)      (289,122)      (183,975)
                                                      -----------        -------     ----------     ----------
     Net investment activity ......................       (15,483)        (9,024)      (289,122)      (183,975)
                                                      -----------        -------     ----------     ----------

  Proceeds from mutual fund shares sold ...........       724,215        622,576      2,707,592      1,479,795
  Cost of mutual fund shares sold .................      (581,513)      (562,613)    (1,932,118)    (1,263,460)
                                                      -----------        -------     ----------     ----------
     Realized gain (loss) on investments ..........       142,702         59,963        775,474        216,335
  Change in unrealized gain (loss) on investments .       593,121         35,468      6,814,122      2,426,265
                                                      -----------        -------     ----------     ----------
     Net gain (loss) on investments ...............       735,823         95,431      7,589,596      2,642,600
                                                      -----------        -------     ----------     ----------
  Reinvested capital gains ........................       103,146         12,976        864,560      1,488,048
                                                      -----------        -------     ----------     ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       823,486         99,383      8,165,034      3,946,673
                                                      -----------        -------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       428,105        282,424      6,583,564      3,883,377
  Transfers between funds .........................       (38,930)        47,185     (1,139,291)      (311,089)
  Redemptions .....................................       (87,756)       (38,282)    (1,224,869)    (1,084,444)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (1,654)          (677)       (20,319)       (14,129)
  Contingent deferred sales charges (note 2) ......        (2,075)          (699)       (26,644)       (23,446)
  Adjustments to maintain reserves ................            58             14            456            172
                                                      -----------        -------     ----------     ----------
       Net equity transactions ....................       297,748        289,965      4,172,897      2,450,441
                                                      -----------        -------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     1,121,234        389,348     12,337,931      6,397,114
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       887,916        498,568     17,486,224     11,089,110
                                                      -----------        -------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 2,009,150        887,916     29,824,155     17,486,224
                                                      ===========        =======     ==========     ==========

                                                              DeHYBd                        DryABds
                                                     ------------------------      ------------------------
                                                        1999           1998           1999           1998
                                                     ---------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $  123,348        123,276        125,940        115,918
  Mortality, expense and administration
     charges (note 2) .............................    (15,346)       (16,341)       (27,148)       (25,437)
                                                     ---------      ---------      ---------      ---------
     Net investment activity ......................    108,002        106,935         98,792         90,481
                                                     ---------      ---------      ---------      ---------

  Proceeds from mutual fund shares sold ...........    219,274        341,656        755,271      1,243,229
  Cost of mutual fund shares sold .................   (242,560)      (327,084)      (797,023)    (1,219,521)
                                                     ---------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........    (23,286)        14,572        (41,752)        23,708
  Change in unrealized gain (loss) on investments .   (134,705)      (151,204)       (49,034)      (120,982)
                                                     ---------      ---------      ---------      ---------
     Net gain (loss) on investments ...............   (157,991)      (136,632)       (90,786)       (97,274)
                                                     ---------      ---------      ---------      ---------
  Reinvested capital gains ........................          -              -              -         32,247
                                                     ---------      ---------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........    (49,989)       (29,697)         8,006         25,454
                                                     ---------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................    305,176        156,659        416,301        545,761
  Transfers between funds .........................   (144,207)      (127,468)      (396,674)       (80,789)
  Redemptions .....................................    (71,301)      (241,587)      (181,145)      (241,342)
  Annuity benefits ................................          -              -              -              -
  Annual contract maintenance charge (note 2) .....       (559)          (495)        (1,599)        (1,451)
  Contingent deferred sales charges (note 2) ......     (1,009)        (1,713)        (4,613)        (3,165)
  Adjustments to maintain reserves ................        (10)           (83)           403           (408)
                                                     ---------      ---------      ---------      ---------
       Net equity transactions ....................     88,090       (214,687)      (167,327)       218,606
                                                     ---------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     38,101       (244,384)      (159,321)       244,060
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......  1,095,862      1,340,246      2,092,501      1,848,441
                                                     ---------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ............. $1,133,963      1,095,862      1,933,180      2,092,501
                                                     =========      =========      =========      =========

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                 DryApp                        DryBal
                                                      --------------------------        ----------------------
                                                         1999             1998           1999           1998
                                                      -----------        -------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    10,805          3,740          7,004          3,036
  Mortality, expense and administration
     charges (note 2) .............................       (22,685)        (3,370)        (3,386)        (1,249)
                                                      -----------        -------        -------        -------
     Net investment activity ......................       (11,880)           370          3,618          1,787
                                                      -----------        -------        -------        -------

  Proceeds from mutual fund shares sold ...........       334,760        108,365        105,989         38,449
  Cost of mutual fund shares sold .................      (302,057)      (104,926)      (111,064)       (38,148)
                                                      -----------        -------        -------        -------
     Realized gain (loss) on investments ..........        32,703          3,439         (5,075)           301
  Change in unrealized gain (loss) on investments .        77,744         61,961         (4,500)        (5,894)
                                                      -----------        -------        -------        -------
     Net gain (loss) on investments ...............       110,447         65,400         (9,575)        (5,593)
                                                      -----------        -------        -------        -------
  Reinvested capital gains ........................        14,262          1,147         30,801          8,351
                                                      -----------        -------        -------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       112,829         66,917         24,844          4,545
                                                      -----------        -------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     1,120,026        301,616        167,111        123,154
  Transfers between funds .........................       268,875        367,247         12,770         63,401
  Redemptions .....................................       (61,137)       (18,608)       (16,459)       (31,225)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (1,336)          (113)          (285)            (9)
  Contingent deferred sales charges (note 2) ......          (776)           (36)          (608)             -
  Adjustments to maintain reserves ................         1,699            273            257            (50)
                                                      -----------        -------        -------        -------
       Net equity transactions ....................     1,327,351        650,379        162,786        155,271
                                                      -----------        -------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     1,440,180        717,296        187,630        159,816
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       717,296              -        159,816              -
                                                      -----------        -------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 2,157,476        717,296        347,446        159,816
                                                      ===========        =======        =======        =======

                                                                Dry500Ix                      Dry3dCen
                                                        -------------------------      ------------------------
                                                           1999            1998          1999           1998
                                                        ----------     ----------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $   173,479        120,795              -              -
  Mortality, expense and administration
     charges (note 2) .............................       (233,441)      (129,044)       (18,115)       (11,355)
                                                        ----------     ----------      ---------      ---------
     Net investment activity ......................        (59,962)        (8,249)       (18,115)       (11,355)
                                                        ----------     ----------      ---------      ---------

  Proceeds from mutual fund shares sold ...........      2,358,016      2,847,389        375,085        277,680
  Cost of mutual fund shares sold .................     (1,459,171)    (2,101,605)      (296,561)      (215,841)
                                                        ----------     ----------      ---------      ---------
     Realized gain (loss) on investments ..........        898,845        745,784         78,524         61,839
  Change in unrealized gain (loss) on investments .      2,071,050      1,493,487        172,373         68,617
                                                        ----------     ----------      ---------      ---------
     Net gain (loss) on investments ...............      2,969,895      2,239,271        250,897        130,456
                                                        ----------     ----------      ---------      ---------
  Reinvested capital gains ........................        277,023          2,453        160,139        106,354
                                                        ----------     ----------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      3,186,956      2,233,475        392,921        225,455
                                                        ----------     ----------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      7,439,433      3,936,518        689,809        195,911
  Transfers between funds .........................      1,823,273          1,528       (117,085)         7,991
  Redemptions .....................................     (1,042,505)    (1,319,672)       (75,336)       (70,148)
  Annuity benefits ................................              -              -              -              -
  Annual contract maintenance charge (note 2) .....        (19,905)        (8,663)        (1,871)        (1,341)
  Contingent deferred sales charges (note 2) ......        (20,042)       (28,571)        (1,220)        (2,211)
  Adjustments to maintain reserves ................            166             51             29              1
                                                        ----------     ----------      ---------      ---------
       Net equity transactions ....................      8,180,420      2,581,191        494,326        130,203
                                                        ----------     ----------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     11,367,376      4,814,666        887,247        355,658
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     12,445,816      7,631,150      1,077,131        721,473
                                                        ----------     ----------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $23,813,192     12,445,816      1,964,378      1,077,131
                                                        ==========     ==========      =========      =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                                EvIncGro                       FedHiYld
                                                      --------------------------        ----------------------
                                                          1999            1998            1999           1998
                                                      -----------      ---------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    66,966         53,014         43,451         10,742
  Mortality, expense and administration
     charges (note 2) .............................       (17,674)       (15,523)        (6,405)        (1,643)
                                                      -----------      ---------        -------        -------
     Net investment activity ......................        49,292         37,491         37,046          9,099
                                                      -----------      ---------        -------        -------

  Proceeds from mutual fund shares sold ...........       242,571        141,082        454,839          6,112
  Cost of mutual fund shares sold .................      (214,601)      (121,276)      (459,193)        (6,420)
                                                      -----------      ---------        -------        -------
     Realized gain (loss) on investments ..........        27,970         19,806         (4,354)          (308)
  Change in unrealized gain (loss) on investments .        85,128       (202,823)       (34,463)         2,169
                                                      -----------      ---------        -------        -------
     Net gain (loss) on investments ...............       113,098       (183,017)       (38,817)         1,861
                                                      -----------      ---------        -------        -------
  Reinvested capital gains ........................        25,558        119,607              -              -
                                                      -----------      ---------        -------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       187,948        (25,919)        (1,771)        10,960
                                                      -----------      ---------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       181,434        529,511        155,180         52,736
  Transfers between funds .........................      (160,727)        (1,596)      (131,704)       427,826
  Redemptions .....................................       (70,401)      (329,204)       (12,620)        (2,247)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (1,050)          (584)          (242)           (13)
  Contingent deferred sales charges (note 2) ......          (619)          (286)          (184)           (46)
  Adjustments to maintain reserves ................             7              3            456            162
                                                      -----------      ---------        -------        -------
       Net equity transactions ....................       (51,356)       197,844         10,886        478,418
                                                      -----------      ---------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       136,592        171,925          9,115        489,378
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,281,506      1,109,581        489,378              -
                                                      -----------      ---------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,418,098      1,281,506        498,493        489,378
                                                      ===========      =========        =======        =======

                                                                 FedBdFd                        FABal
                                                        ------------------------      -------------------------
                                                          1999            1998          1999            1998
                                                        ---------      ---------      ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $  102,995         63,263         22,784         11,502
  Mortality, expense and administration
     charges (note 2) .............................       (18,422)       (11,793)       (11,737)        (4,942)
                                                        ---------      ---------      ---------        -------
     Net investment activity ......................        84,573         51,470         11,047          6,560
                                                        ---------      ---------      ---------        -------

  Proceeds from mutual fund shares sold ...........       458,722         87,912        239,744        463,667
  Cost of mutual fund shares sold .................      (482,630)       (85,985)      (254,691)      (435,638)
                                                        ---------      ---------      ---------        -------
     Realized gain (loss) on investments ..........       (23,908)         1,927        (14,947)        28,029
  Change in unrealized gain (loss) on investments .      (109,895)       (22,462)       (15,270)       (21,984)
                                                        ---------      ---------      ---------        -------
     Net gain (loss) on investments ...............      (133,803)       (20,535)       (30,217)         6,045
                                                        ---------      ---------      ---------        -------
  Reinvested capital gains ........................             -              -         49,976         35,081
                                                        ---------      ---------      ---------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       (49,230)        30,935         30,806         47,686
                                                        ---------      ---------      ---------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       519,407        217,429        973,573        285,138
  Transfers between funds .........................       (25,840)       627,230        (70,703)       (26,713)
  Redemptions .....................................       (98,914)       (41,428)       (66,271)       (15,263)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....          (719)          (198)        (1,130)          (415)
  Contingent deferred sales charges (note 2) ......        (1,002)            (1)        (1,134)          (539)
  Adjustments to maintain reserves ................            34             (3)            (6)           (12)
                                                        ---------      ---------      ---------        -------
       Net equity transactions ....................       392,966        803,029        834,329        242,196
                                                        ---------      ---------      ---------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       343,736        833,964        865,135        289,882
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,205,464        371,500        465,370        175,488
                                                        ---------      ---------      ---------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $1,549,200      1,205,464      1,330,505        465,370
                                                        =========      =========      =========        =======

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                               FAEqInc                        FAGrOpp
                                                      --------------------------      ------------------------
                                                          1999            1998          1999             1998
                                                      -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    11,115         10,023         66,016         48,032
  Mortality, expense and administration
     charges (note 2) .............................       (24,189)       (18,599)      (110,141)       (78,505)
                                                      -----------      ---------      ---------      ---------
     Net investment activity ......................       (13,074)        (8,576)       (44,125)       (30,473)
                                                      -----------      ---------      ---------      ---------

  Proceeds from mutual fund shares sold ...........       470,946        319,587        750,181      1,353,752
  Cost of mutual fund shares sold .................      (369,273)      (238,766)      (555,496)    (1,094,861)
                                                      -----------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........       101,673         80,821        194,685        258,891
  Change in unrealized gain (loss) on investments .      (264,494)        55,249       (845,688)       732,635
                                                      -----------      ---------      ---------      ---------
     Net gain (loss) on investments ...............      (162,821)       136,070       (651,003)       991,526
                                                      -----------      ---------      ---------      ---------
  Reinvested capital gains ........................       211,430         71,848        900,042        251,548
                                                      -----------      ---------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        35,535        199,342        204,914      1,212,601
                                                      -----------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       582,052        451,869      2,517,631      1,711,707
  Transfers between funds .........................      (215,278)        35,389       (189,059)       (64,906)
  Redemptions .....................................       (61,176)      (185,723)      (470,392)      (359,563)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (2,401)        (1,384)        (9,262)        (5,519)
  Contingent deferred sales charges (note 2) ......        (1,758)        (1,588)        (8,286)        (6,868)
  Adjustments to maintain reserves ................            (6)            (6)           (60)            44
                                                      -----------      ---------      ---------      ---------
       Net equity transactions ....................       301,433        298,557      1,840,572      1,274,895
                                                      -----------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       336,968        497,899      2,045,486      2,487,496
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,708,319      1,210,420      7,285,888      4,798,392
                                                      -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 2,045,287      1,708,319      9,331,374      7,285,888
                                                      ===========      =========      =========      =========

                                                                FAHiYld                       FidAsMgr
                                                        ------------------------      ------------------------
                                                           1999           1998           1999           1998
                                                        ---------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $  221,385        255,735        153,886        117,170
  Mortality, expense and administration
     charges (note 2) .............................       (37,448)       (38,336)       (62,792)       (49,446)
                                                        ---------      ---------      ---------      ---------
     Net investment activity ......................       183,937        217,399         91,094         67,724
                                                        ---------      ---------      ---------      ---------

  Proceeds from mutual fund shares sold ...........     1,055,487      1,050,322        547,891        896,828
  Cost of mutual fund shares sold .................    (1,168,248)    (1,032,112)      (486,585)      (671,236)
                                                        ---------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........      (112,761)        18,210         61,306        225,592
  Change in unrealized gain (loss) on investments .       125,442       (349,860)       212,814       (393,169)
                                                        ---------      ---------      ---------      ---------
     Net gain (loss) on investments ...............        12,681       (331,650)       274,120       (167,577)
                                                        ---------      ---------      ---------      ---------
  Reinvested capital gains ........................             -         31,024        212,824        626,712
                                                        ---------      ---------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       196,618        (83,227)       578,038        526,859
                                                        ---------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       591,358        814,267      1,304,975        740,021
  Transfers between funds .........................      (367,666)      (223,421)      (138,610)       (76,681)
  Redemptions .....................................      (273,085)      (195,080)      (274,660)      (694,794)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (2,284)        (1,287)        (3,895)        (2,816)
  Contingent deferred sales charges (note 2) ......        (2,121)        (3,651)        (4,736)       (16,506)
  Adjustments to maintain reserves ................        (2,747)           446            176             21
                                                        ---------      ---------      ---------      ---------
       Net equity transactions ....................       (56,545)       391,274        883,250        (50,755)
                                                        ---------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       140,073        308,047      1,461,288        476,104
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     2,800,745      2,492,698      4,144,138      3,668,034
                                                        ---------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $2,940,818      2,800,745      5,605,426      4,144,138
                                                        =========      =========      =========      =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                              FidCapInc                       FidEqInc
                                                      --------------------------     -------------------------
                                                          1999           1998           1999           1998
                                                      -----------      ---------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    92,610        117,272        233,896        269,798
  Mortality, expense and administration
     charges (note 2) .............................       (14,582)       (16,266)      (218,755)      (229,390)
                                                      -----------      ---------     ----------     ----------
     Net investment activity ......................        78,028        101,006         15,141         40,408
                                                      -----------      ---------     ----------     ----------

  Proceeds from mutual fund shares sold ...........       379,568        139,878      3,397,056      3,943,497
  Cost of mutual fund shares sold .................      (355,475)      (116,142)    (1,867,367)    (2,379,246)
                                                      -----------      ---------     ----------     ----------
     Realized gain (loss) on investments ..........        24,093         23,736      1,529,689      1,564,251
  Change in unrealized gain (loss) on investments .       (14,514)      (112,592)    (2,022,662)      (528,172)
                                                      -----------      ---------     ----------     ----------
     Net gain (loss) on investments ...............         9,579        (88,856)      (492,973)     1,036,079
                                                      -----------      ---------     ----------     ----------
  Reinvested capital gains ........................        40,370         32,589      1,446,910        735,781
                                                      -----------      ---------     ----------     ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       127,977         44,739        969,078      1,812,268
                                                      -----------      ---------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................             -          1,897      1,545,727      1,203,569
  Transfers between funds .........................      (123,285)        (8,199)    (1,091,107)    (1,030,099)
  Redemptions .....................................      (238,589)      (112,832)    (2,329,777)    (2,317,284)
  Annuity benefits ................................        (1,625)        (1,566)        (5,247)        (4,684)
  Annual contract maintenance charge (note 2) .....        (1,525)        (1,764)       (18,301)       (17,633)
  Contingent deferred sales charges (note 2) ......          (146)          (290)       (11,982)       (13,552)
  Adjustments to maintain reserves ................          (386)           144            189           (186)
                                                      -----------      ---------     ----------     ----------
       Net equity transactions ....................      (365,556)      (122,610)    (1,910,498)    (2,179,869)
                                                      -----------      ---------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      (237,579)       (77,871)      (941,420)      (367,601)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,211,457      1,289,328     17,076,425     17,444,026
                                                      -----------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   973,878      1,211,457     16,135,005     17,076,425
                                                      ===========      =========     ==========     ==========

                                                                FidMgIn                      FidPurtn
                                                       -------------------------     -------------------------
                                                          1999           1998          1999            1998
                                                       ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   186,247        117,953        473,978        443,211
  Mortality, expense and administration
     charges (note 2) .............................      (396,210)      (234,858)      (193,771)      (173,935)
                                                       ----------     ----------     ----------     ----------
     Net investment activity ......................      (209,963)      (116,905)       280,207        269,276
                                                       ----------     ----------     ----------     ----------

  Proceeds from mutual fund shares sold ...........     1,663,128      1,944,713      2,724,132      1,884,862
  Cost of mutual fund shares sold .................    (1,134,531)    (1,734,936)    (2,380,613)    (1,482,526)
                                                       ----------     ----------     ----------     ----------
     Realized gain (loss) on investments ..........       528,597        209,777        343,519        402,336
  Change in unrealized gain (loss) on investments .     3,321,891      4,084,520     (1,141,665)       177,749
                                                       ----------     ----------     ----------     ----------
     Net gain (loss) on investments ...............     3,850,488      4,294,297       (798,146)       580,085
                                                       ----------     ----------     ----------     ----------
  Reinvested capital gains ........................     2,703,524        884,756        726,332      1,012,923
                                                       ----------     ----------     ----------     ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     6,344,049      5,062,148        208,393      1,862,284
                                                       ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................    10,193,949      4,957,504      3,005,029      2,895,054
  Transfers between funds .........................     1,114,670       (286,839)    (2,047,732)      (942,420)
  Redemptions .....................................    (1,510,513)    (1,512,760)      (794,957)    (1,263,833)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....       (23,202)       (16,887)       (10,523)        (9,022)
  Contingent deferred sales charges (note 2) ......       (31,378)       (31,705)       (14,389)       (23,520)
  Adjustments to maintain reserves ................         4,877            251             (1)            89
                                                       ----------     ----------     ----------     ----------
       Net equity transactions ....................     9,748,403      3,109,564        137,427        656,348
                                                       ----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............    16,092,452      8,171,712        345,820      2,518,632
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......    22,752,524     14,580,812     14,377,391     11,858,759
                                                       ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $38,844,976     22,752,524     14,723,211     14,377,391
                                                       ==========     ==========     ==========     ==========

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                FidVIPHI                      FranMutSer
                                                      --------------------------        ----------------------
                                                          1999             1998           1999           1998
                                                      -----------        -------        -------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    11,245         19,285          4,394          3,923
  Mortality, expense and administration
     charges (note 2) .............................        (1,576)        (2,858)        (3,723)        (1,297)
                                                      -----------        -------        -------        -------
     Net investment activity ......................         9,669         16,427            671          2,626
                                                      -----------        -------        -------        -------

  Proceeds from mutual fund shares sold ...........        24,023        146,537        158,518         34,211
  Cost of mutual fund shares sold .................       (22,141)      (137,310)      (161,602)       (39,523)
                                                      -----------        -------        -------        -------
     Realized gain (loss) on investments ..........         1,882          9,227         (3,084)        (5,312)
  Change in unrealized gain (loss) on investments .        (4,341)       (46,265)         9,018        (16,432)
                                                      -----------        -------        -------        -------
     Net gain (loss) on investments ...............        (2,459)       (37,038)         5,934        (21,744)
                                                      -----------        -------        -------        -------
  Reinvested capital gains ........................           420         12,254         20,109         10,640
                                                      -----------        -------        -------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         7,630         (8,357)        26,714         (8,478)
                                                      -----------        -------        -------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................             -              -         89,498        151,888
  Transfers between funds .........................       (22,367)      (132,120)        27,444         43,975
  Redemptions .....................................             -        (11,242)       (37,866)        (1,472)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....           (77)          (110)          (623)           (16)
  Contingent deferred sales charges (note 2) ......             -              -           (531)             -
  Adjustments to maintain reserves ................            (9)            (4)           267             96
                                                      -----------        -------        -------        -------
       Net equity transactions ....................       (22,453)      (143,476)        78,189        194,471
                                                      -----------        -------        -------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (14,823)      (151,833)       104,903        185,993
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       121,339        273,172        185,993              -
                                                      -----------        -------        -------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   106,516        121,339        290,896        185,993
                                                      ===========        =======        =======        =======

                                                                InvDynam                     JanFund
                                                        ------------------------    -------------------------
                                                           1999           1998         1999            1998
                                                        ---------      ---------    ----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $        -              -             -         13,196
  Mortality, expense and administration
     charges (note 2) .............................       (14,436)             -      (136,357)       (59,083)
                                                        ---------      ---------    ----------      ---------
     Net investment activity ......................       (14,436)             -      (136,357)       (45,887)
                                                        ---------      ---------    ----------      ---------

  Proceeds from mutual fund shares sold ...........       177,186              -     1,467,695        630,648
  Cost of mutual fund shares sold .................      (145,218)             -      (948,993)      (554,019)
                                                        ---------      ---------    ----------      ---------
     Realized gain (loss) on investments ..........        31,968              -       518,702         76,629
  Change in unrealized gain (loss) on investments .       737,993              -     2,229,356      1,321,824
                                                        ---------      ---------    ----------      ---------
     Net gain (loss) on investments ...............       769,961              -     2,748,058      1,398,453
                                                        ---------      ---------    ----------      ---------
  Reinvested capital gains ........................       127,810              -     1,754,780        144,449
                                                        ---------      ---------    ----------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       883,335              -     4,366,481      1,497,015
                                                        ---------      ---------    ----------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       751,995              -     4,413,201      1,312,739
  Transfers between funds .........................     2,002,769              -     3,096,905        123,452
  Redemptions .....................................       (92,753)             -      (585,095)      (273,851)
  Annuity benefits ................................             -              -             -              -
  Annual contract maintenance charge (note 2) .....          (384)             -        (9,108)        (3,757)
  Contingent deferred sales charges (note 2) ......        (2,881)             -       (11,511)        (5,439)
  Adjustments to maintain reserves ................         1,470              -           200             87
                                                        ---------      ---------    ----------      ---------
       Net equity transactions ....................     2,660,216              -     6,904,592      1,153,231
                                                        ---------      ---------    ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     3,543,551              -    11,271,073      2,650,246
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......             -              -     6,097,880      3,447,634
                                                        ---------      ---------    ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $3,543,551              -    17,368,953      6,097,880
                                                        =========      =========    ==========      =========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                Jan20Fd                        JanWrldwde
                                                      ----------------------------      --------------------------
                                                           1999            1998            1999             1998
                                                      ------------      ----------      ----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    110,311          42,176           6,195          27,824
  Mortality, expense and administration
     charges (note 2) .............................       (409,436)       (127,040)       (144,113)        (73,506)
                                                      ------------      ----------      ----------       ---------
     Net investment activity ......................       (299,125)        (84,864)       (137,918)        (45,682)
                                                      ------------      ----------      ----------       ---------

  Proceeds from mutual fund shares sold ...........      3,443,884       2,274,301         805,632       1,326,534
  Cost of mutual fund shares sold .................     (1,567,343)     (1,711,517)       (502,006)     (1,091,427)
                                                      ------------      ----------      ----------       ---------
     Realized gain (loss) on investments ..........      1,876,541         562,784         303,626         235,107
  Change in unrealized gain (loss) on investments .     13,558,639       5,023,354       6,168,659         896,338
                                                      ------------      ----------      ----------       ---------
     Net gain (loss) on investments ...............     15,435,180       5,586,138       6,472,285       1,131,445
                                                      ------------      ----------      ----------       ---------
  Reinvested capital gains ........................      2,382,851          91,123         300,343               -
                                                      ------------      ----------      ----------       ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     17,518,906       5,592,397       6,634,710       1,085,763
                                                      ------------      ----------      ----------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     15,989,396       3,053,816       4,872,858       2,138,597
  Transfers between funds .........................      4,959,838       2,754,222       1,138,194         111,111
  Redemptions .....................................     (2,382,467)       (867,882)       (590,624)       (301,152)
  Annuity benefits ................................              -               -               -               -
  Annual contract maintenance charge (note 2) .....        (25,581)         (8,378)        (11,238)         (5,392)
  Contingent deferred sales charges (note 2) ......        (54,887)        (17,610)         (9,166)         (6,090)
  Adjustments to maintain reserves ................          1,173             447             520              70
                                                      ------------      ----------      ----------       ---------
       Net equity transactions ....................     18,487,472       4,914,615       5,400,544       1,937,144
                                                      ------------      ----------      ----------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     36,006,378      10,507,012      12,035,254       3,022,907
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     16,416,311       5,909,299       6,997,578       3,974,671
                                                      ------------      ----------      ----------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 52,422,689      16,416,311      19,032,832       6,997,578
                                                      ============      ==========      ==========       =========


                                                                LazSmCap                        MFSWdGvt
                                                         -----------------------        -----------------------
                                                           1999           1998            1999            1998
                                                         -------        --------        -------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $    188               -         38,704          46,268
  Mortality, expense and administration
     charges (note 2) .............................         (634)              -         (8,112)         (9,446)
                                                         -------        --------        -------         -------
     Net investment activity ......................         (446)              -         30,592          36,822
                                                         -------        --------        -------         -------

  Proceeds from mutual fund shares sold ...........       72,252               -        306,136         254,224
  Cost of mutual fund shares sold .................      (70,119)              -       (330,879)       (271,092)
                                                         -------        --------        -------         -------
     Realized gain (loss) on investments ..........        2,133               -        (24,743)        (16,868)
  Change in unrealized gain (loss) on investments .       (6,204)              -        (36,873)         (1,563)
                                                         -------        --------        -------         -------
     Net gain (loss) on investments ...............       (4,071)              -        (61,616)        (18,431)
                                                         -------        --------        -------         -------
  Reinvested capital gains ........................        6,007               -              -               -
                                                         -------        --------        -------         -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        1,490               -        (31,024)         18,391
                                                         -------        --------        -------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       95,307               -         58,963          53,676
  Transfers between funds .........................       85,026             454       (138,762)         10,990
  Redemptions .....................................            -               -       (122,666)        (84,094)
  Annuity benefits ................................            -               -         (2,456)         (2,578)
  Annual contract maintenance charge (note 2) .....           (9)              -           (910)         (1,081)
  Contingent deferred sales charges (note 2) ......            -               -         (1,236)           (962)
  Adjustments to maintain reserves ................         (298)             16           (319)            273
                                                         -------        --------        -------         -------
       Net equity transactions ....................      180,026             470       (207,386)        (23,776)
                                                         -------        --------        -------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      181,516             470       (238,410)         (5,385)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          470               -        756,404         761,789
                                                         -------        --------        -------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $181,986             470        517,994         756,404
                                                         =======        ========        =======         =======

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                 NWBdFd                        NWFund
                                                      --------------------------      ------------------------
                                                          1999             1998          1999            1998
                                                      -----------      ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    95,233         93,677         65,302         58,065
  Mortality, expense and administration
     charges (note 2) .............................       (20,947)       (20,893)      (109,757)       (79,929)
                                                      -----------      ---------      ---------      ---------
     Net investment activity ......................        74,286         72,784        (44,455)       (21,864)
                                                      -----------      ---------      ---------      ---------

  Proceeds from mutual fund shares sold ...........       630,227        536,549      1,690,158      2,006,814
  Cost of mutual fund shares sold .................      (628,048)      (509,194)    (1,037,842)    (1,061,945)
                                                      -----------      ---------      ---------      ---------
     Realized gain (loss) on investments ..........         2,179         27,355        652,316        944,869
  Change in unrealized gain (loss) on investments .      (143,935)         2,462     (1,224,488)       168,811
                                                      -----------      ---------      ---------      ---------
     Net gain (loss) on investments ...............      (141,756)        29,817       (572,172)     1,113,680
                                                      -----------      ---------      ---------      ---------
  Reinvested capital gains ........................             -              -        523,109        351,018
                                                      -----------      ---------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       (67,470)       102,601        (93,518)     1,442,834
                                                      -----------      ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       464,741        373,966      3,211,265      2,518,633
  Transfers between funds .........................      (177,367)      (106,283)      (778,608)       286,664
  Redemptions .....................................      (241,981)      (479,980)    (1,208,864)    (1,272,428)
  Annuity benefits ................................           (18)          (214)          (152)        (1,645)
  Annual contract maintenance charge (note 2) .....        (1,330)        (1,293)       (12,189)        (5,526)
  Contingent deferred sales charges (note 2) ......        (2,347)          (972)        (6,961)        (5,815)
  Adjustments to maintain reserves ................        (1,974)            59        (17,167)          (970)
                                                      -----------      ---------      ---------      ---------
       Net equity transactions ....................        39,724       (214,717)     1,187,324      1,518,913
                                                      -----------      ---------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       (27,746)      (112,116)     1,093,806      2,961,747
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,601,069      1,713,185      7,462,477      4,500,730
                                                      -----------      ---------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,573,323      1,601,069      8,556,283      7,462,477
                                                      ===========      =========      =========      =========

                                                                 NWGroFd                      NWIndxFdR
                                                        ------------------------        ----------------------
                                                           1999            1998           1999         1998
                                                        ---------      ---------        -------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $    6,354          5,977            777              -
  Mortality, expense and administration
     charges (note 2) .............................       (46,039)       (53,844)        (1,327)             -
                                                        ---------      ---------        -------      ---------
     Net investment activity ......................       (39,685)       (47,867)          (550)             -
                                                        ---------      ---------        -------      ---------

  Proceeds from mutual fund shares sold ...........       980,126      2,457,885          4,536              -
  Cost of mutual fund shares sold .................      (686,099)    (1,632,831)        (4,303)             -
                                                        ---------      ---------        -------      ---------
     Realized gain (loss) on investments ..........       294,027        825,054            233              -
  Change in unrealized gain (loss) on investments .      (202,135)      (146,456)        21,131              -
                                                        ---------      ---------        -------      ---------
     Net gain (loss) on investments ...............        91,892        678,598         21,364              -
                                                        ---------      ---------        -------      ---------
  Reinvested capital gains ........................       442,086        224,429            341              -
                                                        ---------      ---------        -------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       494,293        855,160         21,155              -
                                                        ---------      ---------        -------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       496,793        390,995        175,404              -
  Transfers between funds .........................       (71,634)      (150,263)        15,317              -
  Redemptions .....................................      (886,886)    (1,950,035)        (1,003)             -
  Annuity benefits ................................          (141)        (1,563)             -              -
  Annual contract maintenance charge (note 2) .....        (4,494)        (3,472)           (10)             -
  Contingent deferred sales charges (note 2) ......        (3,288)        (4,096)           (19)             -
  Adjustments to maintain reserves ................       (18,658)           524            103              -
                                                        ---------      ---------        -------      ---------
       Net equity transactions ....................      (488,308)    (1,717,910)       189,792              -
                                                        ---------      ---------        -------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............         5,985       (862,750)       210,947              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     3,543,989      4,406,739              -              -
                                                        ---------      ---------        -------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $3,549,974      3,543,989        210,947              -
                                                        =========      =========        =======      =========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                 NWMyMkt                           NWUSGvt
                                                      ----------------------------         -----------------------
                                                          1999             1998             1999            1998
                                                      ------------      ----------         -------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    542,690         461,473          27,163          14,221
  Mortality, expense and administration
     charges (note 2) .............................       (154,492)       (122,488)         (6,715)         (3,754)
                                                      ------------      ----------         -------         -------
     Net investment activity ......................        388,198         338,985          20,448          10,467
                                                      ------------      ----------         -------         -------

  Proceeds from mutual fund shares sold ...........     16,488,282      13,390,890         758,992         370,513
  Cost of mutual fund shares sold .................    (16,488,282)    (13,390,890)       (788,734)       (365,796)
                                                      ------------      ----------         -------         -------
     Realized gain (loss) on investments ..........              -               -         (29,742)          4,717
  Change in unrealized gain (loss) on investments .              -               -         (13,433)         (8,808)
                                                      ------------      ----------         -------         -------
     Net gain (loss) on investments ...............              -               -         (43,175)         (4,091)
                                                      ------------      ----------         -------         -------
  Reinvested capital gains ........................              -               -           1,715           3,694
                                                      ------------      ----------         -------         -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        388,198         338,985         (21,012)         10,070
                                                      ------------      ----------         -------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      6,833,790       6,108,738         612,619         292,897
  Transfers between funds .........................     (1,084,885)        188,506        (477,996)        147,064
  Redemptions .....................................     (3,242,473)     (2,839,314)       (191,094)         (7,884)
  Annuity benefits ................................           (377)         (1,725)              -               -
  Annual contract maintenance charge (note 2) .....        (10,508)         (8,599)           (431)           (162)
  Contingent deferred sales charges (note 2) ......        (73,053)        (48,336)           (193)           (105)
  Adjustments to maintain reserves ................        (16,045)          1,133              (4)            796
                                                      ------------      ----------         -------         -------
       Net equity transactions ....................      2,406,449       3,400,403         (57,099)        432,606
                                                      ------------      ----------         -------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      2,794,647       3,739,388         (78,111)        442,676
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     11,504,938       7,765,550         517,836          75,160
                                                      ------------      ----------         -------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 14,299,585      11,504,938         439,725         517,836
                                                      ============      ==========         =======         =======


                                                                  NBGenesTr                     NBGuardTr
                                                          -----------------------       -------------------------
                                                            1999            1998           1999           1998
                                                          -------         -------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      $  3,514           3,629          56,088          43,561
  Mortality, expense and administration
     charges (note 2) .............................        (9,160)         (5,221)        (93,699)       (102,643)
                                                          -------         -------       ---------       ---------
     Net investment activity ......................        (5,646)         (1,592)        (37,611)        (59,082)
                                                          -------         -------       ---------       ---------

  Proceeds from mutual fund shares sold ...........       325,288          46,166       2,233,501       1,421,419
  Cost of mutual fund shares sold .................      (380,896)        (51,966)     (2,271,244)     (1,295,137)
                                                          -------         -------       ---------       ---------
     Realized gain (loss) on investments ..........       (55,608)         (5,800)        (37,743)        126,282
  Change in unrealized gain (loss) on investments .        81,946         (47,655)     (1,012,384)     (1,131,594)
                                                          -------         -------       ---------       ---------
     Net gain (loss) on investments ...............        26,338         (53,455)     (1,050,127)     (1,005,312)
                                                          -------         -------       ---------       ---------
  Reinvested capital gains ........................             -           6,048       1,578,197       1,110,714
                                                          -------         -------       ---------       ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        20,692         (48,999)        490,459          46,320
                                                          -------         -------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       203,802         361,520       1,262,107       1,484,830
  Transfers between funds .........................      (115,862)        323,146      (1,868,774)     (1,057,014)
  Redemptions .....................................       (56,722)        (10,080)       (389,152)       (595,129)
  Annuity benefits ................................             -               -               -               -
  Annual contract maintenance charge (note 2) .....          (598)            (57)         (5,549)         (5,098)
  Contingent deferred sales charges (note 2) ......        (1,250)            (76)         (9,654)         (8,659)
  Adjustments to maintain reserves ................         1,911             267          12,098              (9)
                                                          -------         -------       ---------       ---------
       Net equity transactions ....................        31,281         674,720        (998,924)       (181,079)
                                                          -------         -------       ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        51,973         625,721        (508,465)       (134,759)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       625,721               -       7,499,816       7,634,575
                                                          -------         -------       ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      $677,694         625,721       6,991,351       7,499,816
                                                          =======         =======       =========       =========

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                 NBLtdMat                     NBPartFd
                                                      --------------------------      ------------------------
                                                          1999             1998         1999            1998
                                                      -----------        -------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    79,478         50,742         89,413              -
  Mortality, expense and administration
     charges (note 2) .............................       (16,850)       (11,240)      (114,287)      (112,673)
                                                      -----------        -------      ---------      ---------
     Net investment activity ......................        62,628         39,502        (24,874)      (112,673)
                                                      -----------        -------      ---------      ---------

  Proceeds from mutual fund shares sold ...........       589,165        212,801      2,342,834      1,369,375
  Cost of mutual fund shares sold .................      (612,091)      (213,183)    (2,220,647)    (1,169,514)
                                                      -----------        -------      ---------      ---------
     Realized gain (loss) on investments ..........       (22,926)          (382)       122,187        199,861
  Change in unrealized gain (loss) on investments .       (39,222)       (12,717)      (502,155)      (542,191)
                                                      -----------        -------      ---------      ---------
     Net gain (loss) on investments ...............       (62,148)       (13,099)      (379,968)      (342,330)
                                                      -----------        -------      ---------      ---------
  Reinvested capital gains ........................             -              -        955,799        808,960
                                                      -----------        -------      ---------      ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........           480         26,403        550,957        353,957
                                                      -----------        -------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       761,986        348,091      1,159,627      3,047,800
  Transfers between funds .........................      (234,865)      (146,743)    (2,302,271)      (551,497)
  Redemptions .....................................       (57,835)       (31,227)      (459,594)      (922,110)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....          (701)          (396)       (10,544)        (7,349)
  Contingent deferred sales charges (note 2) ......          (314)          (183)        (9,682)       (18,634)
  Adjustments to maintain reserves ................           321            225             30            (27)
                                                      -----------        -------      ---------      ---------
       Net equity transactions ....................       468,592        169,767     (1,622,434)     1,548,183
                                                      -----------        -------      ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       469,072        196,170     (1,071,477)     1,902,140
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       981,318        785,148      9,328,976      7,426,836
                                                      -----------        -------      ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,450,390        981,318      8,257,499      9,328,976
                                                      ===========        =======      =========      =========

                                                                  OppGlob                      PhxBalFd
                                                         -------------------------      ------------------------
                                                            1999            1998          1999            1998
                                                         ----------      ---------      ---------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $    61,855         61,774         21,606         18,333
  Mortality, expense and administration
     charges (note 2) .............................        (108,929)       (85,201)       (11,945)        (9,786)
                                                         ----------      ---------      ---------        -------
     Net investment activity ......................         (47,074)       (23,427)         9,661          8,547
                                                         ----------      ---------      ---------        -------

  Proceeds from mutual fund shares sold ...........       2,303,088      2,675,792         78,572        143,908
  Cost of mutual fund shares sold .................      (2,056,611)    (2,232,654)       (72,900)      (144,310)
                                                         ----------      ---------      ---------        -------
     Realized gain (loss) on investments ..........         246,477        443,138          5,672           (402)
  Change in unrealized gain (loss) on investments .       3,280,514       (210,371)        13,459         80,132
                                                         ----------      ---------      ---------        -------
     Net gain (loss) on investments ...............       3,526,991        232,767         19,131         79,730
                                                         ----------      ---------      ---------        -------
  Reinvested capital gains ........................         715,136        475,445         60,704         29,498
                                                         ----------      ---------      ---------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       4,195,053        684,785         89,496        117,775
                                                         ----------      ---------      ---------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       1,227,953      1,551,016        202,683        143,962
  Transfers between funds .........................        (348,998)       (79,722)         8,440        (31,417)
  Redemptions .....................................        (430,714)      (562,042)       (33,653)       (95,632)
  Annuity benefits ................................               -              -              -              -
  Annual contract maintenance charge (note 2) .....          (7,116)        (5,709)        (1,030)          (749)
  Contingent deferred sales charges (note 2) ......          (7,553)       (12,575)          (665)        (1,821)
  Adjustments to maintain reserves ................          (7,592)        (5,842)            50             (7)
                                                         ----------      ---------      ---------        -------
       Net equity transactions ....................         425,980        885,126        175,825         14,336
                                                         ----------      ---------      ---------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       4,621,033      1,569,911        265,321        132,111
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       7,265,693      5,695,782        795,875        663,764
                                                         ----------      ---------      ---------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $11,886,726      7,265,693      1,061,196        795,875
                                                         ==========      =========      =========        =======


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                              PrBal                   PrInt               PrLgCpGro
                                                      --------------------     ------------------     ------------------
                                                        1999        1998        1999         1998      1999        1998
                                                      --------     -------     ------       -----     ------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $     42           -         17           -          -           -
  Mortality, expense and administration
     charges (note 2) .............................        (18)          -       (116)          -        (57)          -
                                                      --------     -------     ------       -----     ------      ------
     Net investment activity ......................         24           -        (99)          -        (57)          -
                                                      --------     -------     ------       -----     ------      ------

  Proceeds from mutual fund shares sold ...........        746           -      3,276           -      1,499           -
  Cost of mutual fund shares sold .................       (753)          -     (3,226)          -     (1,519)          -
                                                      --------     -------     ------       -----     ------      ------
     Realized gain (loss) on investments ..........         (7)          -         50           -        (20)          -
  Change in unrealized gain (loss) on investments .         96           -      3,405           -      2,702           -
                                                      --------     -------     ------       -----     ------      ------
     Net gain (loss) on investments ...............         89           -      3,455           -      2,682           -
                                                      --------     -------     ------       -----     ------      ------
  Reinvested capital gains ........................         65           -        422           -        204           -
                                                      --------     -------     ------       -----     ------      ------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        178           -      3,778           -      2,829           -
                                                      --------     -------     ------       -----     ------      ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      4,356           -      7,086           -     13,026           -
  Transfers between funds .........................          -           -     39,644       1,815      5,224           -
  Redemptions .....................................       (692)          -          -           -     (1,378)          -
  Annuity benefits ................................          -           -          -           -          -           -
  Annual contract maintenance charge (note 2) .....          -           -         (2)          -          -           -
  Contingent deferred sales charges (note 2) ......          -           -          -           -          -           -
  Adjustments to maintain reserves ................         (5)          -        (35)          1         20           -
                                                      --------     -------     ------       -----     ------      ------
       Net equity transactions ....................      3,659           -     46,693       1,816     16,892           -
                                                      --------     -------     ------       -----     ------      ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      3,837           -     50,471       1,816     19,721           -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          -           -      1,816           -          -           -
                                                      --------     -------     ------       -----     ------      ------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $  3,837           -     52,287       1,816     19,721           -
                                                      ========     =======     ======       =====     ======      ======

                                                        PrLgCpVal
                                                     -----------------
                                                      1999      1998
                                                     -----     -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $    4           -
  Mortality, expense and administration
     charges (note 2) .............................     (3)          -
                                                     -----     -------
     Net investment activity ......................      1           -
                                                     -----     -------

  Proceeds from mutual fund shares sold ...........      3           -
  Cost of mutual fund shares sold .................     (3)          -
                                                     -----     -------
     Realized gain (loss) on investments ..........      -           -
  Change in unrealized gain (loss) on investments .    (58)          -
                                                     -----     -------
     Net gain (loss) on investments ...............    (58)          -
                                                     -----     -------
  Reinvested capital gains ........................      4           -
                                                     -----     -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........    (53)          -
                                                     -----     -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................  1,100           -
  Transfers between funds .........................      -           -
  Redemptions .....................................      -           -
  Annuity benefits ................................      -           -
  Annual contract maintenance charge (note 2) .....      -           -
  Contingent deferred sales charges (note 2) ......      -           -
  Adjustments to maintain reserves ................      -           -
                                                     -----     -------
       Net equity transactions ....................  1,100           -
                                                     -----     -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............  1,047           -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      -           -
                                                     -----     -------
CONTRACT OWNERS' EQUITY END OF PERIOD ............. $1,047           -
                                                     =====     =======

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                              PrSmCap                  STComStk                   StTotRet
                                                      ----------------------    -----------------------    -----------------------
                                                         1999          1998        1999          1998         1999        1998
                                                      ----------     -------    ---------      --------    ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $        4           -            -             -            -         4,227
  Mortality, expense and administration
     charges (note 2) .............................         (226)          -       (5,395)            -      (38,412)      (22,635)
                                                      ----------     -------    ---------      --------    ---------     ---------
     Net investment activity ......................         (222)          -       (5,395)            -      (38,412)      (18,408)
                                                      ----------     -------    ---------      --------    ---------     ---------

  Proceeds from mutual fund shares sold ...........        1,495           -       60,427             -      213,377       377,041
  Cost of mutual fund shares sold .................       (1,454)          -      (57,029)            -     (158,861)     (384,883)
                                                      ----------     -------    ---------      --------    ---------     ---------
     Realized gain (loss) on investments ..........           41           -        3,398             -       54,516        (7,842)
  Change in unrealized gain (loss) on investments .        9,774           -       60,703             -      941,083       473,589
                                                      ----------     -------    ---------      --------    ---------     ---------
     Net gain (loss) on investments ...............        9,815           -       64,101             -      995,599       465,747
                                                      ----------     -------    ---------      --------    ---------     ---------
  Reinvested capital gains ........................          769           -      114,677             -      694,656        21,813
                                                      ----------     -------    ---------      --------    ---------     ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........       10,362           -      173,383             -    1,651,843       469,152
                                                      ----------     -------    ---------      --------    ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       45,455           -      403,570             -    1,173,612       307,761
  Transfers between funds .........................       42,914         454      431,123             -      335,991      (207,357)
  Redemptions .....................................         (544)          -       (4,495)            -     (291,607)     (154,396)
  Annuity benefits ................................            -           -            -             -            -             -
  Annual contract maintenance charge (note 2) .....            0           -         (114)            -       (2,266)       (1,357)
  Contingent deferred sales charges (note 2) ......            -           -          (44)            -       (2,761)       (2,073)
  Adjustments to maintain reserves ................           11          12          451             -           90            34
                                                      ----------     -------    ---------      --------    ---------     ---------
       Net equity transactions ....................       87,836         466      830,491             -    1,213,059       (57,388)
                                                      ----------     -------    ---------      --------    ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       98,198         466    1,003,874             -    2,864,902       411,764
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......          466           -            -             -    2,024,780     1,613,016
                                                      ----------     -------    ---------      --------    ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $   98,664         466    1,003,874             -    4,889,682     2,024,780
                                                      ==========     =======    =========      ========    =========     =========

                                                              TemForFd
                                                        -----------------------
                                                          1999          1998
                                                        ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................    $  154,634       111,484
  Mortality, expense and administration
     charges (note 2) .............................       (60,463)      (59,378)
                                                        ---------     ---------
     Net investment activity ......................        94,171        52,106
                                                        ---------     ---------

  Proceeds from mutual fund shares sold ...........     2,870,259     1,293,020
  Cost of mutual fund shares sold .................    (3,044,788)   (1,287,738)
                                                        ---------     ---------
     Realized gain (loss) on investments ..........      (174,529)        5,282
  Change in unrealized gain (loss) on investments .     1,497,360      (678,199)
                                                        ---------     ---------
     Net gain (loss) on investments ...............     1,322,831      (672,917)
                                                        ---------     ---------
  Reinvested capital gains ........................        46,781       328,019
                                                        ---------     ---------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     1,463,783      (292,792)
                                                        ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       818,678       917,664
  Transfers between funds .........................      (235,418)     (948,243)
  Redemptions .....................................      (244,205)     (423,401)
  Annuity benefits ................................             -             -
  Annual contract maintenance charge (note 2) .....        (4,517)       (3,898)
  Contingent deferred sales charges (note 2) ......        (3,244)       (5,931)
  Adjustments to maintain reserves ................           161           (65)
                                                        ---------     ---------
       Net equity transactions ....................       331,455      (463,874)
                                                        ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     1,795,238      (756,666)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     4,069,618     4,826,284
                                                        ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    $5,864,856     4,069,618
                                                        =========     =========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                WPEmGro                       WPGIFxInc
                                                      --------------------------       ------------------------
                                                          1999            1998           1999            1998
                                                      -----------      ---------       --------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      $         -              -          3,381          3,459
  Mortality, expense and administration
     charges (note 2) .............................       (59,051)       (61,048)          (982)          (821)
                                                      -----------      ---------       --------        -------
     Net investment activity ......................       (59,051)       (61,048)         2,399          2,638
                                                      -----------      ---------       --------        -------

  Proceeds from mutual fund shares sold ...........     1,515,362      1,097,855        248,010          8,819
  Cost of mutual fund shares sold .................    (1,258,934)      (912,250)      (248,689)        (8,789)
                                                      -----------      ---------       --------        -------
     Realized gain (loss) on investments ..........       256,428        185,605           (679)            30
  Change in unrealized gain (loss) on investments .       806,488         95,404         (4,664)         1,566
                                                      -----------      ---------       --------        -------
     Net gain (loss) on investments ...............     1,062,916        281,009         (5,343)         1,596
                                                      -----------      ---------       --------        -------
  Reinvested capital gains ........................       637,805              -              -              -
                                                      -----------      ---------       --------        -------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     1,641,670        219,961         (2,944)         4,234
                                                      -----------      ---------       --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................       873,907      1,272,369         33,961         64,115
  Transfers between funds .........................    (1,067,817)      (414,970)      (122,983)        81,989
  Redemptions .....................................      (460,638)      (547,689)          (706)          (400)
  Annuity benefits ................................             -              -              -              -
  Annual contract maintenance charge (note 2) .....        (5,091)        (3,914)          (130)            (3)
  Contingent deferred sales charges (note 2) ......        (5,813)       (13,328)           (30)           (25)
  Adjustments to maintain reserves ................            72            (10)            72             53
                                                      -----------      ---------       --------        -------
       Net equity transactions ....................      (665,380)       292,458        (89,816)       145,729
                                                      -----------      ---------       --------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       976,290        512,419        (92,760)       149,963
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     4,992,592      4,480,173        149,963              -
                                                      -----------      ---------       --------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 5,968,882      4,992,592         57,203        149,963
                                                      ===========      =========       ========        =======



See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:


           American Century: Benham Short-Term Government Fund (ACBenSTGvt) American Century: Income & Growth Fund (ACIncGro)
           American Century: Twentieth Century Growth Fund (ACTCGro)
           American Century: Twentieth Century International Growth Fund
              (ACTCIntlGr)
           American Century: Twentieth Century Ultra Fund (ACTCUltra)
           Delaware Group Delchester High-Yield Bond Fund, Inc. - Delchester
              Fund Institutional Class (DeHYBd)
           Dreyfus A Bonds Plus, Inc. (DryABds)
           Dreyfus Appreciation Fund, Inc. (DryApp)
           Dreyfus Balanced Fund, Inc. (DryBal)
           Dreyfus S&P 500 Index Fund (Dry500Ix)
           The Dreyfus Third Century Fund, Inc. (Dry3dCen)
           Evergreen Income and Growth Fund - Class Y (EvIncGro)
           Federated High Yield Trust (FedHiYld)
           Federated Investment Series Funds, Inc. - Federated Bond Fund - Class
              F (FedBdFd)
           Fidelity Advisor Balanced Fund - Class T (FABal)
           Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
           Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp) Fidelity Advisor High Yield Fund - Class T (FAHiYld)
           Fidelity Asset Manager(TM) (FidAsMgr)
           Fidelity Capital & Income Fund (FidCapInc)
              (not available for additional purchase payments or exchanges after May 1, 1991)
           Fidelity Equity-Income Fund (FidEqInc)
           Fidelity Magellan(R) Fund (FidMgln)
           Fidelity Puritan(R) Fund (FidPurtn)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

           Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity
              VIP);
              Fidelity VIP - High Income Portfolio (FidVIPHI)
              (not available for additional purchase payments or exchanges after December 1, 1993)
           Franklin Mutual Series Fund Inc. - Mutual Shares Fund - Class I
              (FranMutSer)
           INVESCO Dynamics Fund (InvDynam)
           Janus Fund (JanFund)
           Janus Twenty Fund (Jan20Fd)
           Janus Worldwide Fund (JanWrldwde)
           Lazard Small Cap Portfolio - Open Shares (LazSmCap)
           MFS(R) World Governments Fund - Class A (MFSWdGvt)
           Nationwide(R) Bond Fund - Class D (NWBdFd) (managed for a fee by an affiliated investment advisor)
           Nationwide(R) Fund - Class D (NWFund) (managed for a fee by an affiliated investment advisor)
           Nationwide(R) Growth Fund - Class D (NWGroFd) (managed for a fee by an affiliated investment advisor)
           Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)
           Nationwide(R) Intermediate U.S. Government Bond Fund - Class D
              (NWUSGvt) (managed for a fee by an affiliated investment advisor) Nationwide(R) S&P 500 Index Fund - Class R (NWIndxFdR)
              (managed for a fee by an affiliated investment advisor)
           Neuberger & Berman Genesis Trust (NBGenesTr)
              (available only for contracts established prior to March 6, 1998) Neuberger & Berman Guardian Trust (NBGuardTr)
           Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
           Neuberger & Berman Partners Fund (NBPartFd)
           Oppenheimer Global Fund - Class A (OppGlob)
           Phoenix Balanced Fund Series - Class A (PhxBalFd)
           Prestige Balanced Fund - Class A (PrBal) (managed for a fee by an affiliated investment advisor)
           Prestige International Fund - Class A (PrInt) (managed for a fee by an affiliated investment advisor)
           Prestige Large Cap Growth Fund - Class A (PrLgCpGro)
              (managed for a fee by an affiliated investment advisor)
           Prestige Large Cap Value Fund - Class A (PrLgCpVal)
              (managed for a fee by an affiliated investment advisor)
           Prestige Small Cap Fund - Class A (PrSmCap) (managed for a fee by an affiliated investment advisor)
           Strong Common Stock Fund, Inc. (StComStk)
           Strong Total Return Fund, Inc. (StTotRet)
           Templeton Foreign Fund - Class I (TemForFd)
           Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
           Warburg Pincus Global Fixed-Income Fund - Common Shares (WPGlFxInc)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999, for each series, in both the accumulation and payout phases.

                                                                                                                  Annual
    Contract owners' equity represented by:                  Units          Unit Value                            Return*
                                                           ---------       ------------                         -----------
      Contracts in accumulation phase:
        American Century: Benham
        Short-Term Government Fund:
           Tax qualified ........................             87,493        $ 23.132624        $ 2,023,943            1%
        American Century: Income & Growth Fund:
           Tax qualified ........................            534,684          20.537578         10,981,114           16%
        American Century: Twentieth Century
        Growth Fund:
           Tax qualified ........................            153,919         117.667874         18,111,321           33%
        American Century: Twentieth Century
        International Growth Fund:
           Tax qualified ........................             67,212          29.892733          2,009,150           62%
        American Century: Twentieth Century
        Ultra Fund:
           Tax qualified ........................            958,510          31.115121         29,824,155           40%
        Delaware Group Delchester High-Yield
        Bond Fund, Inc.- Delchester Fund
        Institutional Class:
           Tax qualified ........................             79,605          14.244875          1,133,963           (4)%
        Dreyfus A Bonds Plus, Inc.:
           Tax qualified ........................            160,276          12.061566          1,933,180            0%
        Dreyfus Appreciation Fund, Inc.:
           Tax qualified ........................            156,211          13.811292          2,157,476            9%
        Dreyfus Balanced Fund, Inc.:
           Tax qualified ........................             29,698          11.699291            347,446            9%
        Dreyfus S&P 500 Index Fund:
           Tax qualified ........................            692,394          34.392545         23,813,192           19%
        The Dreyfus Third Century Fund, Inc.:
           Tax qualified ........................             59,207          33.178138          1,964,378           28%
        Evergreen Income and Growth
        Fund - Class Y:
           Tax qualified ........................             72,494          19.561585          1,418,098           15%
        Federated High Yield Trust:
           Tax qualified ........................             49,637          10.042770            498,493            1%
        Federated Investment Series Funds, Inc.-
        Federated Bond Fund - Class F:
           Tax qualified ........................            139,182          11.130751          1,549,200           (4)%
        Fidelity Advisor Balanced Fund - Class T:
           Tax qualified ........................             86,087          15.455350          1,330,505            3%
        Fidelity Advisor Equity Income
        Fund - Class T:
           Tax qualified ........................            122,013          16.762859          2,045,287            2%

                                                                                                            Annual
                                                        Units          Unit Value                           Return*
                                                      ----------      ------------                         ---------
Fidelity Advisor Growth Opportunities
Fund - Class T:
   Tax qualified ............................           488,519         19.101353         9,331,374             3%
Fidelity Advisor High Yield Fund - Class T:
   Tax qualified ............................           219,180         13.417364         2,940,818             7%
Fidelity Asset Manager(TM):
   Tax qualified ............................           290,579         19.290540         5,605,426            12%
Fidelity Capital & Income Fund:
   Tax qualified ............................            17,840         54.000183           963,363            12%
Fidelity Equity-Income Fund:
   Tax qualified ............................           193,545         83.313397        16,124,891             6%
Fidelity Magellan(R) Fund:
   Tax qualified ............................         1,080,953         35.935860        38,844,976            22%
Fidelity Puritan(R) Fund:
   Tax qualified ............................           637,179         23.106868        14,723,211             2%
Fidelity VIP - High Income Portfolio:
   Tax qualified ............................             4,175         25.512888           106,516             7%
Franklin Mutual Series Fund Inc.-
Mutual Shares Fund - Class I:
   Tax qualified ............................            26,055         11.164707           290,896            13%
INVESCO Dynamics Fund, Inc.:
   Tax qualified ............................           198,949         17.811356         3,543,551            70%
Janus Fund:
   Tax qualified ............................           595,937         29.145619        17,368,953            45%
Janus Twenty Fund:
   Tax qualified ............................           995,837         52.641837        52,422,689            63%
Janus Worldwide Fund:
   Tax qualified ............................           769,694         24.727791        19,032,832            62%
Lazard Small Cap Portfolio - Open Shares:
   Tax qualified ............................            17,391         10.464373           181,986             0%
MFS(R) World Governments Fund - Class A:
   Tax qualified ............................            14,393         35.741694           514,430            (5)%
Nationwide(R) Bond Fund - Class D:
   Tax qualified ............................            37,478         41.898652         1,570,278            (4)%
   Non-tax qualified ........................                73         41.719031             3,045            (4)%
Nationwide(R) Fund - Class D:
   Tax qualified ............................            69,097        123.552516         8,537,108            (2)%
   Non-tax qualified ........................               149        128.692505            19,175            (2)%
Nationwide(R) Growth Fund - Class D:
   Tax qualified ............................            26,654        132.098827         3,520,962            15%
   Non-tax qualified ........................               208        139.479726            29,012            15%
Nationwide(R) S&P 500 Index Fund - Class R:
   Tax qualified ............................            17,851         11.817107           210,947            18%
Nationwide(R) Money Market Fund:
   Tax qualified - Pre 12/25/82 .............           621,449         21.769674        13,528,742             3%
   Tax qualified ............................            27,248         27.412298           746,930             3%
   Non-tax qualified ........................               838         27.585541            23,117             3%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                                                                        Annual
                                                        Units             Unit Value                                    Return*
                                                       --------           ----------                                   ---------

   Nationwide(R) Intermediate U.S.
   Government Bond Fund - Class D:
      Tax qualified ...........................          38,138            11.529833              439,725                (3)%
   Neuberger & Berman Genesis Trust
      Tax qualified ...........................          71,239             9.512964              677,694                 3%
   Neuberger & Berman Guardian Trust:
      Tax qualified ...........................         379,737            18.411034            6,991,351                 7%
   Neuberger & Berman Limited Maturity
   Bond Fund:
      Tax qualified ...........................         119,912            12.095451            1,450,390                 0%
   Neuberger & Berman Partners Fund:
      Tax qualified ...........................         311,323            26.523895            8,257,499                 6%
   Oppenheimer Global Fund - Class A:
      Tax qualified ...........................         315,244            37.706431           11,886,726                56%
   Phoenix Balanced Fund Series - Class A:
      Tax qualified ...........................          58,295            18.203902            1,061,196                 9%
   Prestige Balanced Fund - Class A:
      Tax qualified ...........................             355            10.809720                3,837                 8%
   Prestige International Fund - Class A:
      Tax qualified ...........................           4,361            11.989686               52,287                19%
   Prestige Large Cap Growth Fund - Class A:
      Tax qualified ...........................           1,471            13.394083               19,703                33%
   Prestige Large Cap Value Fund - Class A:
      Tax qualified ...........................             109             9.619068                1,048                (6)%
   Prestige Small Cap Fund - Class A:
      Tax qualified ...........................           8,135            12.128362               98,664                17%
   Strong Common Stock Fund, Inc.
      Tax qualified ...........................          69,558            14.432187            1,003,874                39%
   Strong Total Return Fund, Inc.:
      Tax qualified ...........................         115,792            42.228152            4,889,682                58%
   Templeton Foreign Fund - Class I:
      Tax qualified ...........................         334,228            17.547470            5,864,856                37%
   Warburg Pincus Emerging Growth
   Fund - Common Shares:
      Tax qualified ...........................         288,739            20.672241            5,968,882                40%
   Warburg Pincus Global Fixed-Income
   Fund - Common Shares:
      Tax qualified ...........................           5,420            10.554122               57,203                (1)%
                                                     ==========            =========
Reserves for annuity contracts in payout phase:
      Tax qualified ...........................                                                   225,036
                                                                                            -------------
                                                                                            $ 360,275,782
                                                                                            =============


* The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS                                                           PAGE
              (a) Financial Statements:
                  (1) Financial statements included in Prospectus
                      (Part A)
                      Condensed Financial Information.
                   (2)Financial statements included in Part B: Those financial statements required by Item 23 to be included in Part B
                      have been incorporated therein by reference to the
                      Prospectus (Part A).

              Nationwide Variable Account:

                      Independent Auditors' Report.

                      Statement of Assets, Liabilities and Contract
                      Owners' Equity as of December 31, 1999.

                      Statements of Operations for the years ended December 31, 1999 and 1998.

                      Statements of Changes in Contract Owners' Equity for the years ended December 31, 1999 and 1998.

                      Notes to Financial Statements.

              Nationwide Life Insurance Company and subsidiaries:

                      Independent Auditors' Report.

                      Consolidated Balance Sheets as of December 31, 1999 and
                      1998.

                      Consolidated Statements of Income for the years ended
                      December 31, 1999, 1998 and 1997.

                      Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997.

                      Consolidated Statements of Cash Flows for the years ended
                      December 31, 1999, 1998 and 1997.

                      Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

                 (1)  Resolution of the Depositor's Board of        Filed previously with the Registration
                      Directors authorizing the establishment       Statement, (File No. 2-58043), and hereby
                      of the Registrant                             incorporated by reference.

                 (2)  Not Applicable


                 (3)  Underwriting or Distribution of               Attached hereto.
                      Contracts between the Registrant and
                      Principal Underwriter


                 (4)  The form of the variable annuity contract     Filed previously with the Registration
                                                                    Statement (File No. 2-58043), and hereby
                                                                    incorporated by reference.  Amendment to
                                                                    variable annuity contract attached hereto.
                 (5)  Variable Annuity Application                  Attached hereto.

                 (6)  Articles of Incorporation of Depositor        Filed previously with the Registration
                                                                    Statement (File No. 2-58043), and hereby
                                                                    incorporated by reference.
                 (7)  Not Applicable

                 (8)  Not Applicable

                 (9)  Opinion of Counsel                            Filed previously with the original
                                                                    Registration Statement (File No. 333-80481),
                                                                    and hereby incorporated by reference.

                 (10) Not Applicable

                 (11) Not Applicable

                 (12) Not Applicable

                 (13) Not Applicable

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN  56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025

                          Yvonne L. Montgomery                                   Director
                          Xerox Corporation
                          Suite 200
                          1401 H Street NW
                          Washington, DC 20005-2110

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          1767D Westwood Avenue
                          Alliance, OH  44601

                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH 43215

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215

                          Robert J. Woodward, Jr.                        Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215

                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215

                          Charles A. Bryan                               Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Property and Casualty
                          Columbus, OH 43215

                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                             Corporate Controller
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                     Chief Actuary - Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          David K. Hollingsworth                         Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH 43215

                          Donna A James                             Senior Vice President - Chief Human
                          One Nationwide Plaza                               Resources Officer
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                            Technology Services
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                          Claims and Finance Services
                          Columbus, OH  43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH  43215                               Financial Marketing


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

           *    Subsidiaries for which separate financial statements are filed

           ** Subsidiaries included in the respective consolidated financial statements

           *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

           **** other subsidiaries

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
The 401(k) Companies, Inc.               Texas                                               Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
The 401(k) Company                       Texas                                               Third-party administrator for 401(k)
                                                                                             plans
-----------------------------------------------------------------------------------------------------------------------------------
401(k) Investment Advisors, Inc.         Texas                                               Investment advisor registered with the
                                                                                             SEC
-----------------------------------------------------------------------------------------------------------------------------------
401(k) Investments Services, Inc.        Texas                                               NASD registered broker-dealer
-----------------------------------------------------------------------------------------------------------------------------------
Affiliate Agency, Inc.                   Delaware                                            Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions
-----------------------------------------------------------------------------------------------------------------------------------
Affiliate Agency of Ohio, Inc.           Ohio                                                Insurance agency marketing life
                                                                                             insurance & annuity products through
                                                                                             financial institutions
-----------------------------------------------------------------------------------------------------------------------------------
AID Finance Services, Inc.               Iowa                                                Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED General Agency Company            Iowa                                                Managing general agent and surplus
                                                                                             lines broker for property & casualty
                                                                                             insurance products
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED Group, Inc.                       Iowa                                                Property & casualty holding company
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED Group Insurance Marketing         Iowa                                                Direct marketer for property and
Company                                                                                      casualty insurance products
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED Group Merchant Banking            Iowa                                                Broker-Dealer
Corporation
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED Property and Casualty Insurance   Iowa                                                Underwrites general property &
Company                                                                                      casualty insurance
-----------------------------------------------------------------------------------------------------------------------------------
Allnations, Inc.                         Ohio                                                Promotes international cooperative
                                                                                             insurance organizations
-----------------------------------------------------------------------------------------------------------------------------------
AMCO Insurance Company                   Iowa                                                Underwrites general property &
                                                                                             casualty insurance
-----------------------------------------------------------------------------------------------------------------------------------
American Marine Underwriters, Inc.       Florida                                             Underwriting manager for ocean cargo
                                                                                             and bulk insurance
-----------------------------------------------------------------------------------------------------------------------------------
Auto Direkt Insurance Company            Germany                                             Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Cal-Ag Insurance services, Inc.          California                                          Captive insurance brokerage firm
-----------------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Agency                 California                                          Former marketing company for
                                                                                             traditional agent producers of CalFarm
                                                                                             Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Company                California                                          Multi-line insurance company
-----------------------------------------------------------------------------------------------------------------------------------
Caliber Funding                          Delaware                                            A limited purpose corporation
-----------------------------------------------------------------------------------------------------------------------------------
Colonial County Mutual Insurance         Texas                                               Insurance Company
Company
-----------------------------------------------------------------------------------------------------------------------------------
Columbus Insurance Brokerage and         Germany                                             General service insurance broker
Service GmbH
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
Cooperative Service Company              Nebraska                                            Insurance agency that sells and
                                                                                             services commercial insurance
-----------------------------------------------------------------------------------------------------------------------------------
Depositors Insurance Company             Iowa                                                Underwrites property & casualty
                                                                                             insurance
-----------------------------------------------------------------------------------------------------------------------------------
eNationwide, LLC                         Ohio                                                A limited liability company to provide
                                                                                             administrative services to
                                                                                             Nationwide's direct operations
-----------------------------------------------------------------------------------------------------------------------------------
Excaliber Funding Corporation            Delaware                                            Limited purpose corporation
-----------------------------------------------------------------------------------------------------------------------------------
F&B, Inc.                                Iowa                                                Insurance Agency
-----------------------------------------------------------------------------------------------------------------------------------
Farmland Mutual Insurance Company        Iowa                                                Mutual Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Alabama                                             Insurance agency marketing life
of Alabama, Inc.                                                                             insurance and annuity products through
                                                                                             financial institutions
-----------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Ohio                                                Insurance marketing life insurance and
of Ohio, Inc.                                                                                annuity products through financial
                                                                                             institutions
-----------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Oklahoma                                            Insurance marketing life insurance and
of Oklahoma, Inc.                                                                            annuity products through financial
                                                                                             institutions
-----------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors Agency   Texas                                               Insurance marketing life insurance and
of Texas, Inc.                                                                               annuity products through financial
                                                                                             institutions
-----------------------------------------------------------------------------------------------------------------------------------
*Financial Horizons Investment Trust     Massachusetts                                       Diversified, open-end investment
                                                                                             company
-----------------------------------------------------------------------------------------------------------------------------------
Financial Horizons Securities            Oklahoma                                            Limited broker-dealer doing business
Corporation                                                                                  solely in the financial institution
                                                                                             market
-----------------------------------------------------------------------------------------------------------------------------------
GatesMcDonald Health Plus Inc.           Ohio                                                Managed Care Organization
-----------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company                Ohio                                                Services employers for managing
                                                                                             workers' and unemployment compensation
                                                                                             matters
-----------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of Nevada      Nevada                                              Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services
-----------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of             New York                                            Workers' compensation/self-insured
New York, Inc.                                                                               claims administration services to
                                                                                             employers with exposure in New York
-----------------------------------------------------------------------------------------------------------------------------------
Insurance Intermediaries, Inc.           Ohio                                                Insurance agency providing commercial
                                                                                             property & casualty brokerage services
-----------------------------------------------------------------------------------------------------------------------------------
Irvin L. Schwartz and Associates, Inc.   Ohio                                                Insurance Agency
-----------------------------------------------------------------------------------------------------------------------------------
Landmark Financial Services of New       New York                                            Insurance agency marketing life
York, Inc.                                                                                   insurance and annuity products through
                                                                                             financial institutions
-----------------------------------------------------------------------------------------------------------------------------------
Leben Direkt Insurance Company           Germany                                             Life insurance through direct mail

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.           Texas                                               General agent to market non-standard
                                                                                             automobile and motorcycle insurance
                                                                                             for Colonial Mutual Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
MedProSolutions, Inc.                    Massachusetts                                       Provides third-party administration
                                                                                             services for workers compensation,
                                                                                             automobile injury and disability claim
-----------------------------------------------------------------------------------------------------------------------------------
Midwest Printing Services, Ltd.          Iowa                                                General printing services
-----------------------------------------------------------------------------------------------------------------------------------
Morley & Associates, Inc.                Oregon                                              Insurance brokerage
-----------------------------------------------------------------------------------------------------------------------------------
Morley Capital Management, Inc.          Oregon                                              Investment adviser and stable value
                                                                                             money management
-----------------------------------------------------------------------------------------------------------------------------------
Morley Financial Services, Inc.          Oregon                                              Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Morley Research Associates, Ltd.         Delaware                                            Credit research consulting
-----------------------------------------------------------------------------------------------------------------------------------
**MRM Investments, Inc.                  Ohio                                                Owns and operates a recreational ski
                                                                                             facility
-----------------------------------------------------------------------------------------------------------------------------------
**National Casualty Company              Wisconsin                                           Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
National Casualty Company of America,    England                                             Insurance Company
Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
National Deferred Compensation, Inc.     Ohio                                                Administers deferred compensation
                                                                                             plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
**National Premium and Benefit           Delaware                                            Provides third-party administration
Administration Company                                                                       services
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Advisory Services, Inc.       Ohio                                                Registered broker-dealer providing
                                                                                             investment management and
                                                                                             administrative services
-----------------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.                Ohio                                                Insurance Agency
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Agribusiness Insurance        Iowa                                                Provides property & casualty insurance
Company                                                                                      primarily to agricultural business
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Arena, LLC                    Ohio                                                A limited liability company related to
                                                                                             arena development
-----------------------------------------------------------------------------------------------------------------------------------
*Nationwide Asset Allocation Trust       Ohio                                                Diversified open-end investment compan
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Assurance Company             Wisconsin                                           Underwrites non-standard automobile
                                                                                             and motorcycle insurance
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Cash Management Company       Ohio                                                Investment Securities Agent
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Corporation                   Ohio                                                Holding company for entities
                                                                                             affiliated with Nationwide Mutual
                                                                                             Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Exclusive Distribution        Ohio                                                A limited liability company providing
Company, LLC                                                                                 agency support services to Nationwide
                                                                                             exclusive agents
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Assignment Company  Ohio                                                An assignment company to administer
                                                                                             structured settlement business
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         Delaware                                            Insurance Agency
Distributors Agency, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         New Mexico                                          Insurance Agency
Distributors Agency, Inc. of New Mexico
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         Massachusetts                                       Insurance Agency
Distributors Agency, Inc. of
Massachusetts
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services            Bermuda                                             Long-term insurer which issued
(Bermuda) Ltd.                                                                               variable annuity and variable life
                                                                                             products to persons outside the U.S. &
                                                                                             Bermuda
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital    Delaware                                            Trust which issues and sells
Trust                                                                                        securities & uses proceeds to acquire
                                                                                             debentures
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital    Delaware                                            Trust which issues and sells
Trust II                                                                                     securities & uses proceeds to acquire
                                                                                             debentures
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.      Delaware                                            Holding Company for entities
                                                                                             associated with Nationwide Mutual
                                                                                             Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Foundation                    Ohio                                                Not-for profit corporation
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide General Insurance Company     Ohio                                                Primarily provides automobile and fire
                                                                                             insurance to select customers
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Finance, LLC           Ohio                                                Act as a support company for
                                                                                             Nationwide Global Holdings, Inc. & its
                                                                                             international capitalization efforts
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Funds                  Cayman Islands                                      Exempted company with limited
                                                                                             liability for purpose of issuing
                                                                                             investment shares to segregated asset
                                                                                             accounts of Nationwide Financial
                                                                                             Services (Bermuda) Ltd. and to
                                                                                             non-U.S. resident investors
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.         Ohio                                                Holding Company for Nationwide
                                                                                             Insurance Enterprise international
                                                                                             operations
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                                      Analyze European market of life
Luxembourg Branch                        Luxembourg                                          insurance
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-Hong Kong,    Hong Kong                                           Primarily a holding company for
Limited                                                                                      Nationwide Global Holdings, Inc. Asian
                                                                                             operations
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-NGH Brasil    Brazil                                              Holding company
Participacoes LTDA
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Plans, Inc.            Ohio                                                Health insuring organization
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Home Mortgage Company         Iowa                                                Mortgage lendor
-----------------------------------------------------------------------------------------------------------------------------------
*Nationwide Indemnity Company            Ohio                                                Reinsurance company assuming business
                                                                                             from Nationwide Mutual Insurance
                                                                                             Company and other insurers within the
                                                                                             Nationwide Insurance Enterprise
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of America  Wisconsin                                           Independent agency personal lines
                                                                                             underwriter of property & casualty
                                                                                             insurance
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of Florida  Ohio                                                Transacts general insurance business
                                                                                             except life insurance
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Golf                Ohio                                                Not-for-profit corporation
Charities, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide International Underwriters    California                                          Special risks, excess & surplus lines
                                                                                             underwriting manager
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Investing Foundation          Michigan                                            Provide investors with continuous
                                                                                             source of investment under management
                                                                                             of trustees
-----------------------------------------------------------------------------------------------------------------------------------
*Nationwide Investing Foundation II      Massachusetts                                       Diversified, open-end investment
                                                                                             company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Investment Services           Oklahoma                                            Registered broker-dealer
Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Investors Services, Inc.      Ohio                                                Stock Transfer Agent
-----------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity            Ohio                                                Life Insurance Company
Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance Company      Ohio                                                Life Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                        Texas                                               Commercial property insurance in Texas
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Management Systems, Inc.      Ohio                                                Preferred provider organization,
                                                                                             products and related services
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Fire Insurance         Ohio                                                Mutual Insurance Company
Company
-----------------------------------------------------------------------------------------------------------------------------------
*Nationwide Mutual Funds                 Ohio                                                Diversified, open-end investment
                                                                                             company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Insurance Company      Ohio                                                Mutual Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.              Ohio                                                Develop, own and operate real estate
                                                                                             and real estate investments
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Property and Casualty         Ohio                                                Insurance Company
Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Realty Investors, Inc.        Ohio                                                Develop, own and operate real estate
                                                                                             and real estate investments
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Delaware                                            Market and administer deferred
                                                                                             compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Alabama                                             Market and administer deferred
of Alabama                                                                                   compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Arizona                                             Market and administer deferred
of Arizona                                                                                   compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Arkansas                                            Market and administer deferred
of Arkansas                                                                                  compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Montana                                             Market and administer deferred
of Montana                                                                                   compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Nevada                                              Market and administer deferred
of Nevada                                                                                    compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    New Mexico                                          Market and administer deferred
of New Mexico                                                                                compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Ohio                                                Market variable annuity contracts to
of Ohio                                                                                      members of the National Education
                                                                                             Association in the state of Ohio
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Oklahoma                                            Market variable annuity contracts to
of Oklahoma                                                                                  members of the National Education
                                                                                             Association in the state of Oklahoma
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    South Dakota                                        Market and administer deferred
of South Dakota                                                                              compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Texas                                               Market and administer deferred
of Texas                                                                                     compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Wyoming                                             Market variable annuity contracts to
of Wyoming                                                                                   members of the National Education
                                                                                             Association in the state of Wyoming
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions          Massachusetts                                       Market and administer deferred
Insurance Agency Inc.                                                                        compensation plans for public employees
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Seguradora S.A.               Brazil                                              Engage in elementary, health & life
                                                                                             insurance; private open pension and
                                                                                             wealth concession plans
-----------------------------------------------------------------------------------------------------------------------------------
*Nationwide Separate Account Trust       Massachusetts                                       Diversified, open-end investment
                                                                                             company
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Services Company, LLC.        Ohio                                                Single member limited liability
                                                                                             company performing shared services
                                                                                             functions for the Nationwide Insurance
                                                                                             Enterprise
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Trust Company, FSB            United States                                       Federal savings bank chartered by the
                                                                                             Office of Thrift Supervision in U.S.
                                                                                             Department of Treasury to exercise
                                                                                             custody & fiduciary powers
-----------------------------------------------------------------------------------------------------------------------------------
Neckura Holding Company                  Germany                                             Administrative services for Neckura
                                                                                             Insurance Group
-----------------------------------------------------------------------------------------------------------------------------------
Neckura Insurance Company                Germany                                             Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Neckura Life Insurance Company           Germany                                             Life and health insurance company
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Independent                       Nevada                                              Workers' compensation administrative
Companies-Construction                                                                       services to Nevada employers in the
                                                                                             construction industry
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-Health      Nevada                                              Workers' compensation administrative
and Nonprofit                                                                                services to Nevada employers in health
                                                                                             & nonprofit industries
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-            Nevada                                              Workers' compensation administrative
Hospitality and Entertainment                                                                services to Nevada employers in the
                                                                                             hospitality & entertainment industries
-----------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-            Nevada                                              Workers' compensation administrative
Manufacturing, Transportation and                                                            services to Nevada employers in the
Distribution                                                                                 manufacturing, transportation and
                                                                                             distribution industries
-----------------------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                   Delaware                                            Holding company for Nationwide
                                                                                             Financial Services, Inc. distribution
                                                                                             companies
-----------------------------------------------------------------------------------------------------------------------------------
NGH Luxembourg, S.A                      Luxembourg                                          Acts primarily as holding company for
                                                                                             Nationwide Global Holdings, Inc.
                                                                                             European operations
-----------------------------------------------------------------------------------------------------------------------------------
NGH Netherlands, B.V.                    The Netherlands                                     Holding company for other overseas
                                                                                             companies
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                          STATE/COUNTRY OF     NO. VOTING SECURITIES                PRINCIPAL BUSINESS
                                            ORGANIZATION         (SEE ATTACHED CHART)
                                                               UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
NGH UK, Ltd.                             United Kingdom                                      Assist Nationwide Global Holdings,
                                                                                             Inc. with European operations and
                                                                                             marketing
-----------------------------------------------------------------------------------------------------------------------------------
Northpointe Capital LLC                  Delaware                                            Limited liability company for
                                                                                             investments
-----------------------------------------------------------------------------------------------------------------------------------
PanEuroLife                              Luxembourg                                          Life Insurance company providing
                                                                                             individual life insurance primarily in
                                                                                             the UK, Belgium and France
-----------------------------------------------------------------------------------------------------------------------------------
Pension Associates, Inc.                 Wisconsin                                           Pension plan administration and record
                                                                                             keeping services
-----------------------------------------------------------------------------------------------------------------------------------
Portland Investment Services, Inc.       Oregon                                              NASD registered broker-dealer
-----------------------------------------------------------------------------------------------------------------------------------
Premier Agency, Inc.                     Iowa                                                Insurance Agency
-----------------------------------------------------------------------------------------------------------------------------------
Riverview Agency, Inc.                   Texas                                               Has a pending application to become a
                                                                                             licensed insurance agency with the
                                                                                             Texas Department of Insurance
-----------------------------------------------------------------------------------------------------------------------------------
Scottsdale Indemnity Company             Ohio                                                Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company             Ohio                                                Insurance Company
-----------------------------------------------------------------------------------------------------------------------------------
Scottsdale Surplus Lines Insurance       Arizona                                             Provides excess and surplus lines
Company                                                                                      insurance coverage on a non-admitted
                                                                                             basis
-----------------------------------------------------------------------------------------------------------------------------------
SVM Sales GmbH, Neckura Insurance Group  Germany                                             Recruits and supervises external sales
                                                                                             partners who obtain new business for
                                                                                             the Neckura Group as well as to offer
                                                                                             financial services
-----------------------------------------------------------------------------------------------------------------------------------
Union Bond & Trust Company               Oregon                                              Oregon state bank with trust powers
-----------------------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.                  Delaware                                            Holding Company
-----------------------------------------------------------------------------------------------------------------------------------
Villanova Mutual Fund Capital Trust      Delaware                                            Trust designed to act as a registered
                                                                                             investment advisor
-----------------------------------------------------------------------------------------------------------------------------------
Villanova SA Capital Trust               Delaware                                            Trust designed to act as a registered
                                                                                             investment advisor
-----------------------------------------------------------------------------------------------------------------------------------
Western Heritage Insurance Company       Arizona                                             Underwrites excess and surplus lines
                                                                                             of property and casualty insurance
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                             STATE/COUNTRY OF      NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                ORGANIZATION        (SEE ATTACHED CHART)
                                                                  UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
*   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
    Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                  Separate Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
    Account                                                       Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------
    Nationwide Variable Account-11                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                  Account
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          COMPANY                             STATE/COUNTRY OF      NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                ORGANIZATION        (SEE ATTACHED CHART)
                                                                  UNLESS OTHERWISE INDICATED
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies
-----------------------------------------------------------------------------------------------------------------------------------
    Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VL Separate Account -D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                  Separate Account              Policies
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
-----------------------------------------------------------------------------------------------------------------------------------
*   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
-----------------------------------------------------------------------------------------------------------------------------------
    Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                  Account                       Policies
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|      ALLIED GROUP       |           |         ALLIED          |       |                          |
|    MERCHANT BANKING     |           |       GROUP, INC.       |       |                          |
|      CORPORATION        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 10,000     |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%         $150,055    |   |       |100%       $243,344,521  |   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 500,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI 100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         MIDWEST         |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    PRINTING SERVICES,   |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           LTD.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-80%                   |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  ------------------------------------------                                              ------------------------------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            -----------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital                 |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        ----|  -------------               |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |            |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |            |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |            |                              |         |  |                              |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                               |                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |            |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |            |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |            |                              |         |  |                              |
     |   |Common Stock:    10,000       |            |                              |         |  |Common Stock:    1500  Shares |
     |---|------------     Shares       |            |                              |         |--|------------                  |
     |   |                              |            |                              |         |  |                              |
     |   |                 Cost         |            |                              |         |  |                 Cost         |
     |   |                 ----         |            |                              |         |  |                 ----         |
     |   |SIC-100%         $10,000      |            |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |                                                                                        |
     |   --------------------------------            --------------------------------         |  --------------------------------
     |   |            WESTERN    .      |            |           SUN DIRECT         |         |  |           SVM SALES          |
     |   |       HERITAGE INSURANCE     |            |        VERSICHERUNGS -       |         |  |             GmbH             |
     |   |            COMPANY           |            |       AKTIENGESCLISCHAFT     |         |  |                              |
     |   |Common Stock:    4,776,076    |            |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
     |---|------------     Shares       |            |------------                  |------------|                              |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |SIC-100%         $57,000,000  |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
---------------------------------------------------------------------------------------------------------------      |
                       |                                                                 |                    |      |
                       |                                                                 |                    |      |
        --------------------------------          --------------------------------       |     -------------------------------------
        |         SCOTTSDALE           |          |         NATIONWIDE           |       |     |          NATIONWIDE               |
        |      INDEMNITY COMPANY       |          |      COMMUNITY URBAN         |       |     |          CORPORATION              |
        |                              |          |       REDEVELOPMENT          |       |     |                                   |
        |                              |          |        CORPORATION           |       |     |Common Stock:    Control:          |
        |Common Stock:    50,000       |          |Common Stock:    10 Shares    |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |$13,642,432      100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $1,000       |       |     |Casualty 12,992,922 $1,008,497,908 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510     36,862,514 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |       NATIONWIDE CASH        |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |Common Stock:    12,167 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    100 Shares   |       |-----|                 ----              |
  |     |------------     Shares       |     |    |------------                  |       |     |Casualty-18.6%   $90,630           |
  |     |                              |     |    |                 Cost         |       |     |Fire-18.6%       $90,722           |
  |     |                 Cost         |     |    |                 ----         |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |    NATIONWIDE INSURANCE      |       |     |       CALFARM INSURANCE           |
  |     |     GENERAL AGENCY, INC.     |     |    |     COMPANY OF FLORIDA       |       |     |           COMPANY                 |
  |     |                              |     |    |                              |       |     |Common Stock:    49,800 Shares     |
  ------|Common Stock:    1,000        |     |----|Common Stock:    10,000 Shares|       |-----|-------------                      |
  |     |------------     Shares       |     |    |------------                  |             |                                   |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |                 Cost         |     |    |                 ----         |             |                                   |
  |     |                 ----         |     |    |Casualty-100%    $300,000,000 |             |Casualty-100%                      |
  |     |Casualty-100%    $5,000,000   |     |    |                              |             |                                   |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |                   ||                     |                                                                     |
  |     --------------------------------     |    --------------------------------             -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |   NATIONWIDE INTERNATIONAL   |             |       CALFARM INSURANCE           |
  |     |        MUTUAL INSURANCE      |     |    |         UNDERWRITERS         |             |             AGENCY                |
  |     |             COMPANY          |     |    |Common Stock:    1,000 Shares |             |                                   |
  |     |                              |     |----|------------                  |             |                                   |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |                 Cost         |             |Common Stock:    1,000 shares      |
  |     |Surplus Debentures:           |     |    |                 ----         |             |-------------                      |
  |     |-------------------           |     |    |Casualty-100%    $10,000      |             |                                   |
  |     |                 Cost         |     |    --------------------------------             |                                   |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             |CalFarm Insurance                  |
  |     |Lone Star         150,000     |     |    |          NATIONWIDE          |             |Company - 100%                     |
  |     --------------------------------     |    |          ARENA LLC           |             -------------------------------------
  |                                          |    |                              |                                 |
  |     --------------------------------     |    |                              |             -------------------------------------
  |     |    NATIONWIDE SERVICES       |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |        COMPANY, LLC          |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |                              |             |                                   |
  |     |Single Member Limited         |     |....|                              |             |Common Stock:    1,000 Shares      |
  |.....|Liability Company             |     |    |                              |             |------------                       |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-90%                  |             |CalFarm Insurance                  |
  |     |Casualty-100%                 |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |                                          |    |         NATIONWIDE           |
  |     --------------------------------     |    |    EXCLUSIVE DISTRIBUTION    |
  |     |    AMERICAN MARINE           |     |    |     COMPANY, LLC (NEDCO)     |
  |     |   UNDERWRITERS, INC.         |     |    |                              |
  |     |                              |     |    |   Single Member Limited      |
  |     |Common Stock:   20 Shares     |     |....|     Liability Compnany       |
  |-----|------------                  |     |    |                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |Casualty-100%                 |
  |     |Casualty-100%    $5,020       |     |    |                              |
  |     |                              |     |    --------------------------------
  |     --------------------------------     |                   |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |          INSURANCE           |
  |     |      eNATIONWIDE, LLC         |    |    |     INTERMEDIARIES, INC      |
  |     |                               |    |    |                              |
  |     |    Single Member Limited      |    |    |Common Stock     1,615 Shares |
  |     |      Liability Company        |    |----|------------                  |
  |     |                               |         |                 Cost         |
  |.....|                               |         |                 ----         |
        |                               |         |Casualty-100%    $1,615,000   |
        |                               |         |                              |
        |Casualty-100%                  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 1999

                                                                                                                       (Left Side)

                             |----------------------------------|-----------------------------------|-----------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |
               |                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |
               | ------------  Shares      |      | ---------------           |      |               Cost        |
               |                           |      |                           |      |               ----        |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%     $3,000,000  |
               ----------------|------------      -----------------------------      -----------------------------
                               |
                               |                                                                      ||--------------------------
-----------------------------  |  -----------------------------                      -----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |
|                           |  |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |                      |                           |
| ------------  Shares      |--|--| ------------  Shares      |====                  |                           |
|                           |  |  |                           |  ||                  |                           |
|               Cost        |  |  |               Cost        |  ||                  | Common Stock: 1,000 Shares|
|               ----        |  |  |               ----        |  ||                  | ------------              |
| NW Life-100% $58,070,003  |  |  | NW Life-100% $5,996,261   |  ||                  | NFSDI-100%                |
-----------------------------  |  -----------------------------  ||                  --------------|--||----------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|   NATIONWIDE INVESTMENT   |  |  |     NATIONWIDE MUTUAL     |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|   SERVICES CORPORATION    |  |  |           FUNDS           |  ||  |    DISTRIBUTORS AGENCY    | |  ||  |                     |
|                           |  |  |                           |  ||  |      OF ALABAMA, INC.     | |  ||  |                     |
| Common Stock: 5,000       |  |  |    OHIO BUSINESS TRUST    |  ||  |                           | |  ||  |      FLORIDA        |
| ------------  Shares      |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  |      RECORDS        |===
|                           |--|  |                           |==||  | ------------  Shares      |--  ||  |   ADMINISTRATOR     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|               Cost        |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|               ----        |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100% $529,728     |  |  |                           |  ||  | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ------------------------------|  ||  -----------------------
|   NATIONWIDE FINANCIAL    |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     | |  ||  |                     |
|       ASSIGNMENT          |  |  |     SEPARATE ACCOUNT      |  ||  |        SERVICES OF        | |  ||  |                     |
|        COMPANY            |  |  |           TRUST           |  ||  |       NEW YORK, INC.      | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
|                           |--|  |       MASSACHUSETTS       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |      BUSINESS TRUST       |  ||  |                           | |  ||  |      OF OHIO, INC.  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
|                           |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Life-100%              |  |  |                           |  ||  | NFIDAI-100% $10,100       | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |     FINANCIAL HORIZONS    | |  ||  |                     |
|      INVESTORS, LTD.      |  |  |         GLOBAL FUND       |  ||  |      SECURITIES CORP.     | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |  |  |       CAYMAN ISLANDS      |  ||  | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
| ------                    |--|  |        EXEMPTED LLC       |==||  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |  |  |                           |  ||  |                           | |  ||  |   OF OKLAHOMA, INC  |
|                           |  |  |                           |  ||  |               Cost        | |  ||  |                     |
| NW Life-90%               |  |  |                           |  ||  |               ----        | |  ||  |                     |
| NW Mutual-10%             |  |  |                           |  ||  | NFIDAI-100% $153,000      | |  ||  |                     |
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
                               |                                 ||                                |  ||
-----------------------------  |  -----------------------------  ||  ----------------------------- |  ||  -----------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
|       PROPERTIES, LTD.    |  |  |  ASSET ALLOCATION TRUST   |  ||  |                           | |  ||  |                     |
|                           |  |  |                           |  ||  |                           | |  ||  |                     |
| Units:                    |--|  |                           |  ||  | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
| ------                    |     |    OHIO BUSINESS TRUST    |====  | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
|                           |     |                           |      |                           | |  ||  |    OF TEXAS, INC    |
|                           |     |                           |      |               Cost        | |  ||  |                     |
| NW Life-97.6%             |     |                           |      |               ----        | |  ||  |                     |
| NW Mutual-2.4%            |     |                           |      | NFIDAI-100%   $100        | |  ||  |                     |
-----------------------------     -----------------------------      ----------------------------- |  ||  -----------------------
                                                                                                   |  ||
                                                                     ----------------------------- |  ||  -----------------------
                                                                     |   NATIONWIDE FINANCIAL    | |  ||  |                     |
                                                                     | INSTITUTION DISTRIBUTORS  | |  ||  |                     |
                                                                     |   INS. AGENCY, INC.       | |  ||  |                     |
                                                                     |          OF MASS.         | |  ||  |      AFFILIATE      |
                                                                     |                           |--  ====|      AGENCY OF      |
                                                                     |Common Stock: 100 Shares   | |      |      OHIO, INC      |
                                                                     |------------               | |      |                     |
                                                                     |                           | |      |                     |
                                                                     |NFIDAI-100%                | |      |                     |
                                                                     ----------------------------- |      -----------------------
                                                                     ----------------------------- |
                                                                     |   NATIONWIDE FINANCIAL    | |
                                                                     | INSTITUTION DISTRIBUTORS  | |
                                                                     |   INS. AGENCY, INC.       | |
                                                                     |       OF NEW MEXICO       |--
                                                                     |                           |
                                                                     |Common Stock: 100 Shares   |
                                                                     |------------               |
                                                                     |                           |
                                                                     |NFIDAI-100%                |
                                                                     -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares     Cost          |
                                                  |             ------     ----           |
                                                  |Casualty     12,992,922 $1,008,497,908 |
                                                  |Fire            649,510     36,862,514 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------|-------------------------|--------------------------|-----------------------------|----------------------|--------------
           |                         |                          |                             |                      |
-----------|------------ ------------|-------------- -----------|------------- ---------------|--------- ------------|--------------
|NFS DISTRIBUTORS, INC.| |    IRVIN L. SCHWARTZ    | | NATIONWIDE FINANCIAL  | |VILLANOVA CAPITAL, INC.|   |  NATIONWIDE FINANCIAL |
|       (NFSDI)        | |   AND ASSOCIATES, INC.  | |SERVICES (BERMUDA) INC.| |Common Stock: 958,750  |   |    SERVICES CAPITAL   |
|                      | |Common Stock:  Control:  | |Common Stock: 250,000  | |-------------  Shares  |   |        TRUST II       |
|                      | |-------------  --------  | |------------- Shares   | |NFS-96%                |   |                       |
|                      | |Class A        Other-100%| |              Cost     | |Preferred Stock:500,000|   |                       |
|NFS-100%              | |Class B        NFS  -100%| |              ----     | |--------------- Shares |   |                       |
|                      | |                         | |NFS-100%   $3,500,000  | |NFS-100%               |   | NFS-100%              |
-----------|------------ --------------------------- ------------------------- ---------------|---------   -------------------------
           |                           |                                                      |
-----------|----------------------------                         -----------------------------|-----------------------|
-----------|------------ --------------|-----------  ------------|------------  --------------|---------- ------------|-------------
|   NATIONAL DEFERRED  | |  NATIONWIDE RETIREMENT |  | VILLANOVA S.A. CAPITAL|  |    MORLEY FINANCIAL   |  | VILLANOVA MUTUAL FUND |
|   COMPENSATION, INC. | |   SOLUTIONS, INC. (NRS)|  |     TRUST (VSA)       |  |SERVICES, INC. (MORLEY)|  |  CAPITAL TRUST (VMF)  |
|                      | |Common Stock:  236,494  |  |                       |  |Common Stock:  82,343  |  |                       |
|                      | |-------------  Shares   |  |                       |  |------------   Shares  |  |                       |
|                      | |                        |  |                       |  |                       |  |                       |
|NFSDI-100%            | |                        |  |                       |  |VILLANOVA CAPITAL, INC.|  |                       |
|                      | |NFSDI-100%              |  |DELAWARE BUSINESS TRUST|  |-100%                  |  |DELAWARE BUSINESS TRUST|
----------||------------ -------------------|------  ---------------------|---  ---------------------|---  -------------------------
          ||                                |                             |                          |
          ||                                |                             |                          -----
          ||  ----------------------------  |  -------------------------  |  -------------------------   |  ------------------------
          ||  |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   | |  |     NATIONWIDE         |  |  |       MORLEY &       |
          ||  |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    | |  |INVESTORS SERVICES, INC.|  |  |   ASSOCIATES, INC.   |
          ||  |                          |  |  |      NEW MEXICO        | |  |                        |  |  |                      |
          ||  |Common Stock: 10,000      |  |  | Common Stock: 1,000    | |  | Common Stock: 5 Shares |  |  | Common Stock: 3,500  |
          ||  |------------- Shares      |--|--| ------------- Shares   | |--|-------------           |  |--| ------------- Shares |
============  |              Cost        |  |  |               Cost     | |  |               Cost     |  |  |             Cost     |
              |              ----        |  |  |               ----     | |  |               ----     |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   | |  |VSA-100%       $5,000   |  |  |Morley-100%     $1,000|
              ----------------------------  |  -------------------------- |  --------------------------  |  ------------------------
                                            |                             |                              |
              ----------------------------  |  -------------------------- |  --------------------------  |  -----------------------
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  | |  |    VILLANOVA VALUE     |  |  | EXCALIBER FUNDING    |
              |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    | |  |     INVESTOR, LLC      |  |  |     CORPORATION      |
              |                          |  |  |      SO. DAKOTA        | |  |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |Common Stock: 1,000     | |  |                        |  |  |Common Stock: 1,000   |
              |------------- Shares      |--|--|------------- Shares    | ...|                        |  |--|------------- Shares  |
              |              Cost        |  |  |               Cost     |    |                        |  |  |             Cost     |
              |              ----        |  |  |               ----     |    |                        |  |  |             ----     |
              |NRS-100%      $1,000      |  |  |NRS-100%      $1,000    |    | VSA-100%               |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  -----------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |    |     MORLEY CAPITAL     |  |  |   CALIBER FUNDING    |
              |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |    |       MANAGEMENT       |  |  |     CORPORATION      |
              |         ARKANSAS         |  |  |       OF WYOMING       |    |                        |  |  |                      |
              |Common Stock: 50,000      |-----|Common Stock: 500 Shares|    |Common Stock: 500 Shares|  |  |                      |
              |------------- Shares      |  |  |-------------           |    |-------------           |--|--|                      |
              |              Cost        |  |  |              Cost      |    |              Cost      |  |  |                      |
              |              ----        |  |  |              ----      |    |              ----      |  |  |                      |
              |NRS-100%      $500        |  |  |NRS-100%      $500      |    |Morley-100%   $5,000    |  |  |Morley-100%           |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
              |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |    |   UNION BOND           |  |  |   MORLEY RESEARCH    |
              |      SOLUTIONS, INS.     |  |  |   SOLUTIONS, INC.      |    |  & TRUST COMPANY       |  |  |   ASSOCIATES, LTD.   |
              |       AGENCY, INC.       |  |  |     OF OHIO            |    |                        |  |  |                      |
              |Common Stock: 1,000       |  |  |                        |    |Common Stock: 2,000     |  |  | Common Stock: 1,000  |
              |------------- Shares      |--|==|                        |    |------------- Shares    |--|--| ------------- Shares |
              |                          |  |  |                        |    |                        |  |  |                      |
              |              Cost        |  |  |                        |    |              Cost      |  |  |               Cost   |
              |              ----        |  |  |                        |    |              ----      |  |  |               ----   |
              |NRS-100%      $1,000      |  |  |                        |    |  Morley-100%   $50,000 |  |  |Morley-100%  $1,000   |
              ----------------------------  |  --------------------------    --------------------------  |  ------------------------
                                            |                                                            |
              ----------------------------  |  --------------------------    --------------------------  |
              |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |    |   PORTLAND INVESTMENT  |  |
              |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |    |     SERVICES, INC.     |  |
              |                          |  |  |      OKLAHOMA          |    |                        |  |
              |Common Stock: 500         |  |  |                        |    | Common Stock: 1,000    |  |
              |------------- Shares      |--|==|                        |    | ------------- Shares   |--
              |              Cost        |  |  |                        |    |               Cost     |
              |              ----        |  |  |                        |    |               ----     |
              |NRS-100%      $500        |  |  |                        |    | Morley-100%   $25,000  |
              ----------------------------  |  --------------------------    --------------------------
                                            |
              ----------------------------  |  --------------------------
              |   NATIONWIDE RETIREMENT  |  |  |   NATIONWIDE RETIREMENT|
              | SOLUTIONS, INC. OF NEVADA|  |  |    SOLUTIONS, INC.     |
              |                          |  |  |      OF TEXAS          |
              |Common Stock: 1,000       |-- ==|                        |
              |------------- Shares      |     |                        |
              |              Cost        |     |                        |
              |              ----        |     |                        |
              |NRS-100%      $1,000      |     |                        |
              ----------------------------     --------------------------


                                                                                                                            (Right)
















------------------------------------------------------------------------------------------------------------------------------------
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                                  |                  |                |                              |
                                     ------------------------------- |  ----------------------------   -----------------------------
                                     |       GATES MCDONALD        | |  |        NATIONWIDE        |   |     NATIONWIDE GLOBAL     |
                                     |      & COMPANY (GATES)      | |  |HEALTH PLANS, INC. (NHP)  |   |   HOLDINGS, INC. (NGH)    |
                                     |                             | |  |                          |   |                           |
-------------------                --|Common Stock:  254 Shares    | |--|Common Stock:  100 Shares |   |Common Stock:  1 Share     |
|                  |               | |------------                 | || |------------              | --|------------               |
|   ---------------|-------------- | |               Cost          | || |               Cost       ||  |               Cost        |
|   |                            | | |               ----          | || |               ----       ||  |               ----        |
|   | THE 401(k) COMPANIES, INC. | | |NW Corp.-100%  $25,683,532   | || |                          ||  |                           |
|   |         (401(k))           | | |------------------------------ || |NW Corp.-100%  $14,603,732||  |NW Corp.-100%  $257,000,000|
|   |                            | |                                 || --------------------------- |  -----------------------------
|   |Common Stock:   Control     | | |------------------------------ || ----------------------------|  -----------------------------
||--|-------------   -------     | | |  MEDPROSOLUTIONS, INC.      | || |    NATIONWIDE MANAGEMENT ||  |     NATIONWIDE GLOBAL     |
||  |Class A        Other-100%   | --|                             | |--|        SYSTEMS, INC.     ||  |     HOLDINGS, INC. -      |
||  |Class B        NFS-100%     | | |               Cost          | || |                          ||  |     LUXEMBOURG BRANCH     |
||  |                            | | |               ----          | || |Common Stock:  100 Shares ||  |         (BRANCH)          |
||  ------------------------------ | |Gates-100%     $6,700,000    | || |-------------             ||  |                           |
||                                 | |                             | || |               Cost       ||--|                           |
||                                 | |                             | || |               ----       ||  |Endowment Capital -        |
||  ------------------------------ | ------------------------------- || |NHP Inc.-100%  $25,149    ||  |               $1,000,000  |
||  |     401(k) INVESTMENT      | |                                 || ----------------------------|  --------------|--------------
||  |       SERVICES, INC.       | | |------------------------------ || ----------------------------|  --------------|--------------
||  |                            | | |     GATES MCDONALD &        | || |         NATIONWIDE       ||  |    NGH LUXEMBOURG S.A.    |
||  |Common Stock: 1,000,000     | | | COMPANY OF NEW YORK, INC.   | || |        AGENCY, INC.      ||  |          (LUX SA)         |
||  |------------  Shares        | --|                             | |--|                          ||  |                           |
||--|                            | | |Common Stock:  3 Shares      | |  |Common Stock:  100 Shares ||  |Common Stock:  5894 Shares |
||  |               Cost         | | |------------                 | |  |------------              || -|------------               |
||  |               ----         | | |               Cost          | |  |               Cost       || ||               Cost        |
||  |401(k)-100%    $7,800       | | |               ----          | |  |               ----       || ||               ----        |
||  ------------------------------ | |Gates-100%     $106,947      | |  |NHP Inc.-99%   $116,077   || ||BRANCH.-99.98% $115,470,723|
||                                 | ------------------------------- |  ----------------------------| |-----------------------------
||  ------------------------------ |                                 |                              | |
||  |      401(k) INVESTMENT     | | ------------------------------- |  ----------------------------| |-----------------------------
||  |        ADVISORS, INC.      | | |      GATES MCDONALD &       | |  |NATIONWIDE GLOBAL HOLDINGS|| ||       PAN EURO LIFE       |
||  |                            | | |     COMPANY OF NEVADA       | |  |    -HONG KONG, LIMITED   || ||                           |
||  |Common Stock:  1,000 Shares | --|                             | |  |                          || ||Common Stock: 1,300,000    |
||--|------------                | | |Common Stock:  40 Shares     | |  |Common Stock:  2 Shares   || ||------------  Shares       |
||  |               Cost         | | |------------                 | |  |------------   Cost       -- --                           |
||  |               ----         | | |               Cost          | |  |               ----       || ||              Cost         |
||  |401(k)-100%    $1,000       | | |               ----          | |  |NGH-50%                   || ||              ----         |
||  ------------------------------ | |Gates-100%     $93,750       | |  |Casualty--50%             || ||LUX SA-90%    3,817,832,685|
||                                 | ------------------------------- |  ----------------------------| ||              LUF          |
||  ------------------------------ |                                 |                              | |-----------------------------
||  |        401(k) COMPANY      | | ------------------------------- |  ----------------------------| |-----------------------------
||  |                            | | |       GATES MCDONALD        | |  |            NGH           || ||NATIONWIDE GLOBAL HOLDINGS |
||  |Common Stock: 855,000 Shares| | |      HEALTH PLUS, INC.      | |  |      NETHERLANDS B.V.    || ||- NGH BRASIL PARTICIPACOES,|
||  |                            | --|                             | |  |                          || ||     LTDA (NGH BRASIL)     |
||  |              Cost          | | |Common Stock:  200 Shares    | |  |Common Stock:  40 Shares  || ||                           |
||--|              ----          | | |------------                 | |  |------------              -- --       Shares    Cost      |
||  |401(k)-100%   $1,000        | | |               Cost          | |  |               Cost       ||  |       ------    ----      |
||  ------------------------------ | |               ----          | |  |               ----       ||  |LUX SA 6,164,899 R6,164,899|
||                                 | |Gates-100%     $2,000,000    | |  |NGH-100%       NLG 52,500 ||  |NGH    1         R1        |
||  ------------------------------ | ------------------------------- |  ----------------------------|  --------------|--------------
||  |                            | |                                 |                              |                |
|===|                            | | ------------------------------- |  ----------------------------|  --------------|--------------
|   |   RIVERVIEW AGENCY, INC.   | | |NEVADA INDEPENDENT COMPANIES-| |  |         NATIONWIDE       ||  |         NATIONWIDE        |
|   |                            | | |MANUFACTURING TRANSPORTATION | |  |    SERVICES SP. Z.O.O.   ||  |       SEGURADORA S.A.     |
|   |                            | | |       AND DISTRIBUTION      | |  |                          ||  |                           |
|   |                            | --|                             | |  |Common Stock:  80 Shares  ||  |        Shares    Cost     |
|   |                            | | |Common Stock:  1,000 Shares  | |  |------------   Cost       --  |        ------    ----     |
|   ------------------------------ | |------------                 | |  |               ----       ||  |NGH                        |
|                                  | |Gates-100%                   | |  |NGH-100%       4,000 PLN  ||  |BRASIL 9,999,999 R9,999,999|
|   ------------------------------ | ------------------------------- |  --------------------------- |  |LUX SA 1         R1        |
|   |                            | |                                 |                              |  -----------------------------
|   | PENSION ASSOCIATES, INC.   | | ------------------------------- |  ----------------------------|  -----------------------------
|   |                            | | |      NEVADA INDEPENDENT     | |  |   MRM INVESTMENTS, INC.  ||  |     NATIONWIDE GLOBAL     |
----| Common Stock: 1,000 Shares | | | COMPANIES-HEALTH AND PROFIT | |  |                          ||  |        FINANCE, LLC       |
    |                            | --|                             | ---|Common Stock:  1 Share    ||  |  Single Member Limited    |
    |               Cost         | | |Common Stock:  1,000 Shares  |    |------------              ||  |     Liability Company     |
    |               ----         | | |------------                 |    |               Cost       |...|                           |
    | NFS-100%      $2,839,392   | | |                             |    |               ----       |   |                           |
    ------------------------------ | |Gates-100%                   |    |NW Corp.-100%  $7,000,000 |   |NGH-100%                   |
                                   | -------------------------------    ----------------------------   -----------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | |   COMPANIES-CONSTRUCTION    |
                                   --|                             |
                                   | |Common Stock:  1,000 Shares  |
                                   | |------------                 |
                                   | |                             |
                                   | |Gates-100%                   |
                                   | -------------------------------
                                   |
                                   | -------------------------------
                                   | |     NEVADA INDEPENDENT      |
                                   | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      - Solid Line
                                   --|         ENTERTAINMENT       |       Contractual Association   - Double Line
                                     |                             |       Limited Liability Company - Dotted Line
                                     |Common Stock:  1,000 Shares  |
                                     |Gates-100%                   |       December 31, 1999
                                     -------------------------------






                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS

              Not applicable.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

              (a) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5, Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.

 (b)               NATIONWIDE INVESTMENT SERVICES CORPORATION
                            DIRECTORS AND OFFICERS

------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                                  Chairman of the Board and
One Nationwide Plaza                                                       Director
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Dimon R. McFerson                                               Chairman and Chief Executive
One Nationwide Plaza                                                 Officer and Director
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                                  Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Duane C. Meek                                                             President
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                                             Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                                            Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                                 Executive Vice President -
One Nationwide Plaza                                               Chief Financial Officer
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Robert J. Woodard                                                Executive Vice President -
One Nationwide Plaza                                               Chief Investment Officer
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                             Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Barbara J. Shane                                             Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Alan A. Todryk                                                    Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
John F. Delaloye                                                     Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Glenn W. Soden                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
E. Gary Berndt                                                       Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------
Duane M. Campbell                                                    Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Terry C. Smetzer                                                     Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------


 (c)

------------------------------------------------------------------------------------------------------------------
NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                               DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                               COMMISSIONS              ANNUITIZATION
------------------------------------------------------------------------------------------------------------------
Nationwide Investment          N/A                      N/A                     N/A                N/A
Services Corporation
------------------------------------------------------------------------------------------------------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
              Section 403(b)(11).

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP



Columbus, Ohio
April 28, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, NATIONWIDE VARIABLE ACCOUNT, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 1 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2000.



                                             NATIONWIDE VARIABLE ACCOUNT
                                     -------------------------------------------
                                                    (Registrant)

                                          NATIONWIDE LIFE INSURANCE COMPANY
                                     -------------------------------------------
                                                     (Depositor)



                                     By:     /s/ STEVEN SAVINI
                                     -------------------------------------------
                                                Steven Savini, Esq.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed by the following persons in the capacities indicated on the 28th day of April, 2000.




               SIGNATURE                                 TITLE

LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

DIMON R. McFERSON                            Chairman and Chief Executive
----------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                 By: /s/ STEVEN SAVINI
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                          Steven Savini

ROBERT L. STEWART                                      Director                         Attorney-in-Fact
----------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
----------------------------------------
Nancy C. Thomas
